As filed with the Securities and Exchange Commission on March 23, 2000.
                                    Securities Act Registration No. ________


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 Pre-effective Amendment No. ____            Post-effective Amendment No. ____
                        (Check appropriate box or boxes)

                               STRATUS FUND, INC.
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 P.O. Box 82535
                          LINCOLN, NEBRASKA 68501-2535
                    (Address of Principal Executive Offices)
                         Registrant's Telephone Number:
                                 (402) 476-3000

Name and Address of Agent for Service:    Copy to:

THOMAS C. SMITH                           THOMAS H. DUNCAN, ESQUIRE
Stratus Fund, Inc.                        Ballard Spahr Andrews & Ingersoll, LLP
P.O. Box 82535                            1225 17th Street
Lincoln, NE  68501-2535                   Suite 2300
                                          Denver, CO 80202

        Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

        It is proposed that this filing will become effective on April 24, 2000 pursuant to Rule 488.

        The title of the securities being registered is GROWTH PORTFOLIO Retail Class A shares and Institutional Class shares and GOVERNMENT SECURITIES PORTFOLIO Retail Class A and Institutional Class shares. No filing fee is due in reliance on Section 24(f) of the Securities Act of 1933.

                         CAPITAL APPRECIATION PORTFOLIO
                     INTERMEDIATE GOVERNMENT BOARD PORTFOLIO
                                  Portfolios of
                               STRATUS FUND, INC.
                                 P.O. Box 82535
                          Lincoln, Nebraska 68501-2535

                                                                 April __, 2000

Dear Shareholder:

        Enclosed is a combined proxy statement and prospectus seeking your approval of a proposed combination of Capital Appreciation Portfolio with Growth Portfolio and a proposed combination of Intermediate Government Bond Portfolio with Government Securities Portfolio. Capital Appreciation Portfolio and Intermediate Government Bond Portfolio (the "Acquired Portfolios") are investment portfolios of Stratus Fund, Inc. ("Stratus Fund"), a Minnesota corporation. Growth Portfolio and Government Securities Portfolio (the "Acquiring Portfolios") are also investment portfolios of Stratus Fund.

        The investment objective and strategies of each Acquired Portfolio are similar to the investment objective and strategies of the Acquiring Portfolio with which it will combine. Union Bank and Trust Company serves as the investment adviser to the Acquired Portfolios and the Acquiring Portfolios. As discussed in the accompanying document, the Acquiring Portfolios are substantially larger than the Acquired Portfolios and the Acquired Portfolios are not expected to experience a significant growth in assets. The Acquiring Portfolios have better or comparable performance histories and generally lower operating expense ratios than the Acquired Portfolios. The accompanying document describes the proposed transactions and compares the investment policies, operating expenses and performance histories of the Acquired Portfolios and Acquiring Portfolios.

        Shareholders of Capital Appreciation Portfolio and Intermediate Government Bond Portfolio are being asked to approve a Plan of Reclassification that will govern the reorganization of the Acquired Portfolios into the Acquiring Portfolios. After careful consideration, the Board of Directors of Stratus Fund has unanimously approved the proposals and recommends that you read the enclosed materials carefully and then vote FOR the proposals.

        Your vote is important. Please take a moment now to sign and return your proxy cards in the enclosed postage paid return envelope.

                                           Sincerely,


                                           Michael S. Dunlap
                                           Chairman

                         CAPITAL APPRECIATION PORTFOLIO
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                  PORTFOLIOS OF
                               STRATUS FUND, INC.
                                 P.O. BOX 82535
                          LINCOLN, NEBRASKA 68501-2535


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON [MAY 25, 2000]

        TO THE SHAREHOLDERS OF CAPITAL APPRECIATION PORTFOLIO AND INTERMEDIATE GOVERNMENT BOND PORTFOLIO:

        NOTICE IS HEREBY GIVEN that a special meeting of shareholders of Capital Appreciation Portfolio and Intermediate Government Bond Portfolio (the "Acquired Portfolios"), investment portfolios of Stratus Fund, Inc. ("Stratus Fund"), will be held at 6801 S. 27th, Lincoln, Nebraska, on [MAY 25, 2000], at [3:00 P.M.], local time, for the following purposes:

        1. To approve a Plan of Reclassification (the "Plan") that provides for the combination of Capital Appreciation Portfolio with Growth Portfolio and the combination of Intermediate Government Bond Portfolio with Government Securities Portfolio (the "Reorganizations"). The Reorganizations will be effected through an amendment to the articles of incorporation of Stratus Fund. Pursuant to the Plan,

               o the shares of the Acquired Portfolios will be reclassified as shares of the Acquiring Portfolios and Stratus Fund will issue Retail Class A shares of the Acquiring Portfolio to the Acquired Portfolio's Retail Class A shareholders and Institutional Class shares of the Acquiring Portfolio to the Acquired Portfolio's Institutional Class shareholders,

               o all of the assets of an Acquired Portfolio will be transferred to the Acquiring Portfolio with which it will combine, and

               o the Acquiring Portfolio will assume all of the liabilities of the Acquired Portfolio.

               The value of each Acquired Portfolio shareholder's account with the Acquiring Portfolio immediately after the Reorganization will be the same as the value of such shareholder's account with the Acquired Portfolio immediately prior to the Reorganization. The Reorganizations have been structured as tax-free transactions. No initial sales charge will be imposed in connection with the Reorganizations.

        2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

               Shareholders of record as of the close of business on [APRIL __,2000], are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

        SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE MANAGEMENT OF STRATUS FUND. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO STRATUS FUND, INC. AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                            MICHAEL S. DUNLAP
                                            PRESIDENT AND SECRETARY
[APRIL __,2000]

                         CAPITAL APPRECIATION PORTFOLIO
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                GROWTH PORTFOLIO
                         GOVERNMENT SECURITIES PORTFOLIO

                                  PORTFOLIOS OF
                               STRATUS FUND, INC.
                                 P.O. BOX 82535
                          LINCOLN, NEBRASKA 68501-2535
                                 (402) 476-3000

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                             Dated: [APRIL __,2000]

        This document is being furnished in connection with a special meeting of shareholders of CAPITAL APPRECIATION PORTFOLIO and INTERMEDIATE GOVERNMENT BOND PORTFOLIO (the "Acquired Portfolios"), investment portfolios of Stratus Fund, Inc. ("Stratus Fund"), a Minnesota corporation, to be held on [MAY 25, 2000] (the "Special Meeting"). At the Special Meeting, the shareholders of the Acquired Portfolios are being asked to consider and approve a Plan of Reclassification (the "Plan") which provides for the combination of CAPITAL APPRECIATION PORTFOLIO with GROWTH PORTFOLIO, and the combination of INTERMEDIATE GOVERNMENT BOND PORTFOLIO with GOVERNMENT SECURITIES PORTFOLIO (the "Reorganizations"). The Board of Directors of Stratus Fund has unanimously approved the Plan and the Reorganizations as being in the best interest of the shareholders of each of the Acquired Portfolios.

        Pursuant to the Plan, and the amendment of the Articles of Incorporation of Stratus Fund described in the Plan, the shares of the Acquired Portfolios will be reclassified as shares of the Acquiring Portfolios and Stratus Fund will issue Retail Class A shares of the Acquiring Portfolio to the Acquired Portfolio's Retail Class A shareholders and Institutional Class shares of the Acquiring Portfolio to the Acquired Portfolio's Institutional Class shareholders. All of the assets of an Acquired Portfolio will be transferred to the Acquiring Portfolio with which it will combine, the Acquiring Portfolio will assume all of the liabilities of the Acquired Portfolio. The value of each Acquired Portfolio shareholder's account with the Acquiring Portfolio immediately after a Reorganization will be the same as the value of such shareholder's account with the Acquired Portfolio immediately prior to the Reorganization. The Reorganizations have been structured as tax- free transactions. No initial sales charge will be imposed in connection with the Reorganizations.

        Each of the Acquiring Portfolios and the Acquired Portfolios is a series portfolio of Stratus Fund, an open-end, series management investment company. The investment objective and strategies of each Acquiring Portfolio are similar to those of the Acquired Portfolio with which it will combine.

        GROWTH PORTFOLIO seeks capital appreciation and income. CAPITAL APPRECIATION PORTFOLIO seeks capital appreciation.

        GOVERNMENT SECURITIES PORTFOLIO seeks to provide a high total return consistent with the preservation of capital. INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks current income, some or all of which is exempt from state income tax, consistent with the preservation of capital. See "Comparison of Investment Objectives and Policies."

        This Combined Proxy Statement and Prospectus ("Proxy
Statement/Prospectus") sets forth the information that a shareholder of the Acquired Portfolios should know before voting on the Agreement. It should be read and retained for future reference.

        The current Prospectuses of Stratus Fund, each dated November 1, 1999 (the "Prospectuses"), together with the related Statement of Additional Information also dated November 1, 1999, and the Semi-Annual Reports of Stratus Fund dated December 31, 1999 are on file with the Securities and Exchange Commission (the "SEC") and are incorporated by reference herein. A copy of the Prospectus for the Retail Class A shares of Stratus Fund is attached as Appendix II to this Proxy Statement/Prospectus. Such documents are available without charge by writing to Stratus Fund, Inc., P.O. Box 82535, Lincoln, Nebraska 68501-2535 or by calling (402) 476-3000. The SEC maintains a Web site at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about Stratus Fund.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                            PAGE

INTRODUCTION...................................................................1

SYNOPSIS.......................................................................2
        The Reorganizations....................................................2
        Reasons for the Reorganizations........................................2
        Comparison of the Acquiring Portfolios and the Acquired Portfolios.....3

RISK FACTORS...................................................................6

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES.............................8
        Investment Objectives of Growth Portfolio and
               Capital Appreciation Portfolio..................................8
        Investment Objectives of Government Securities Portfolio and
               Intermediate Government Bond Portfolio..........................9
        Other Differences in Investment Policies and Restrictions.............11
        Portfolio Management..................................................11
        Management Discussion and Analysis of Performance.....................12

FINANCIAL HIGHLIGHTS..........................................................12
        Growth Portfolio......................................................12
        Government Securities Portfolio.......................................15

ADDITIONAL INFORMATION ABOUT THE PLAN.........................................18
        Terms of the Reorganizations..........................................18
        The Reorganizations...................................................18
        Board Considerations..................................................19
        Other Terms...........................................................21
        Federal Tax Consequences..............................................21
        Accounting Treatment..................................................24

OWNERSHIP OF THE ACQUIRING PORTFOLIOS AND THE
        ACQUIRED PORTFOLIOS SHARES............................................24
        Significant Holders...................................................24
        Ownership of Officers and Directors/Trustees..........................25

CAPITALIZATION................................................................25

LEGAL MATTERS.................................................................27

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.................27

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIOS AND
        THE ACQUIRED PORTFOLIOS...............................................27



APPENDIX I ......Agreement and Plan of Reorganization
APPENDIX II......Prospectus for Retail Class A Shares of the Acquired Funds and
                 Acquired Funds
APPENDIX III.....Discussion and Analysis for the Acquired Funds and
                 Acquired Funds

                                  INTRODUCTION

        This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of Stratus Fund from the shareholders of the Acquired Portfolios for use at the special meeting of shareholders to be held at 6801 S. 27th, Lincoln, Nebraska, on [MAY 25, 2000], at [3:00 P.M.], local time (such meeting and any adjournments thereof are referred to as the "Special Meeting").

        All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained therein. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan and in accordance with management's recommendation on other matters. The presence in person or by proxy of ten percent of the outstanding shares of an Acquired Portfolio at the Special Meeting will constitute a quorum ("Quorum"). Approval of the Plan by an Acquired Portfolio requires the affirmative vote of a majority of the shares cast by shareholders of that Acquired Portfolio. The Plan may be approved by one of the Acquired Portfolios and the Reorganization of that Acquired Portfolio may be completed even though the Plan is not approved by shareholders of the other Acquired Portfolio. Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes, but will not be considered votes cast at the Special Meeting. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Stratus Fund. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

        Shareholders of record as of the close of business on [APRIL __, 2000] (the "Record Date"), are entitled to vote at the Special Meeting. On the Record Date, there were __________ Retail Class A shares and _____ Institutional Class shares of CAPITAL APPRECIATION PORTFOLIO outstanding, and __________ Retail Class A shares and _____ Institutional Class shares of INTERMEDIATE GOVERNMENT BOND PORTFOLIO outstanding. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

        Stratus Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview. Stratus Fund's officers will not receive any additional or special compensation for any such solicitation. Each of the Acquired Portfolios will bear its own costs and expenses incurred in connection with the Reorganizations.

        Stratus Fund intends to mail this Proxy Statement/Prospectus and the accompanying proxy on or about [APRIL 27, 2000].

                                    SYNOPSIS

THE REORGANIZATIONS

        The Reorganizations will result in the combination of CAPITAL APPRECIATION PORTFOLIO with GROWTH PORTFOLIO and the combination of INTERMEDIATE GOVERNMENT BOND PORTFOLIO with GOVERNMENT SECURITIES PORTFOLIO. The Acquired Portfolios and the Acquiring Portfolios are portfolios of Stratus Fund, a Minnesota corporation.

        If shareholders of an Acquired Portfolio approve the Agreement and other closing conditions are satisfied, the Articles of Incorporation of Stratus Fund will be amended to reclassify the shares of the Acquired Portfolios as shares of the Acquiring Portfolios and Stratus Fund will issue Retail Class A shares of the Acquiring Portfolio to the Acquired Portfolio's Retail Class A shareholders and Institutional Class shares of the Acquiring Portfolio to the Acquired Portfolio's Institutional Class shareholders. All of the assets of that Acquired Portfolio will be transferred to the Acquiring Portfolio with which it will combine, the Acquiring Portfolio will assume all of the liabilities of the Acquired Portfolio, The shares of an Acquiring Portfolio issued in a Reorganization will have an aggregate net asset value equal to the value of the Acquired Portfolio's net assets transferred to the Acquiring Portfolio. Shareholders will not pay any initial sales charge for shares of the Acquiring Portfolios received in connection with the Reorganizations. The value of each shareholder's account with an Acquiring Portfolio immediately after a Reorganization will be the same as the value of such shareholder's account with the Acquired Portfolio immediately prior to the Reorganization. A copy of the Plan is attached as Appendix I to this Proxy Statement/ Prospectus. See "Additional Information About the Plan" below.

        The Acquired Portfolios will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Reorganizations will constitute tax-free reorganizations for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganizations. See "Additional Information About the Plan - Federal Tax Consequences" below.

        The Board of Directors of Stratus Fund, including the independent Directors, has determined that the Reorganizations are in the best interests of all of the portfolios and their shareholders and that the interests of the shareholders of each portfolio will not be diluted as a result of the Reorganizations.

REASONS FOR THE REORGANIZATIONS

        The Reorganizations are being proposed because the Acquired Portfolios have not generally been perceived by investors as attractive investment alternatives. As a result, the Acquired Portfolios' investment adviser, Union Bank and Trust Company, does not anticipate that there will be any significant future growth in the assets of the Acquired Portfolios. In addition, the Acquiring Portfolios have larger asset bases, lower expenses and better or comparable performance histories than the Acquired Portfolios. See "Additional Information About the Plan" below.

COMPARISON OF THE ACQUIRING PORTFOLIOS AND THE ACQUIRED PORTFOLIOS

        INVESTMENT OBJECTIVE AND STRATEGIES

        The investment objective and strategies of each Acquiring Portfolio are similar to the investment objective and strategies of the Acquired Portfolio with which it will combine.

        GROWTH PORTFOLIO seeks to provide capital appreciation and income. CAPITAL APPRECIATION PORTFOLIO seeks capital appreciation.

        GOVERNMENT SECURITIES PORTFOLIO seeks to provide a high total return consistent with the preservation of capital. INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks current income, some or all of which is exempt from state income tax, consistent with the preservation of capital. See "Comparison of Investment Objectives and Strategies" below.

        INVESTMENT ADVISORY SERVICES

        Union Bank and Trust Company (the "Adviser") serves as investment adviser to the Acquired Portfolios and the Acquiring Portfolios.

        PERFORMANCE

        Average annual total returns for the periods indicated for each of the Acquiring Portfolios and the Acquired Portfolios, including sales charges, are shown below. Past performance cannot guarantee comparable future results.


                                           Growth Portfolio          Capital Appreciation Portfolio
                                        Retail       Institutional       Retail      Institutional
                                    Class A Shares   Class Shares    Class A Shares   Class Shares
                                    --------------   ------------    --------------   ------------
1 Year Ended December 31, 1999          22.04%          22.41%           3.97%           4.34%
3 Years Ended December 31, 1999          N/A             23.3%            N/A            2.90%
5 Years Ended December 31, 1999          N/A            24.36%            N/A           13.07%
Since inception                         22.71%          19.80%           2.67%           7.83%


                                        3


                                        Government Securities        Intermediate Government Bond
                                              Portfolio                       Portfolio
                                        Retail      Institutional       Retail       Institutional
                                    Class A Shares   Class Shares   Class A Shares   Class Shares
                                    --------------   ------------   --------------   ------------
1 Year Ended December 31, 1999          1.49%           1.77%           1.74%            2.03%
3 Years Ended December 31, 1999          N/A            5.10%            N/A             4.70%
5 Years Ended December 31, 1999          N/A            6.33%            N/A             5.89%
Since inception                         3.43%           4.46%           3.49%            5.60%

        EXPENSES

        A comparison of annual operating expenses as a percentage of net assets ("Expense Ratio") for the Retail Class A and Institutional Class shares of the Acquiring Portfolios for their fiscal year ended June 30, 1999 and for the Retail Class A and Institutional Class shares of the Acquired Portfolios for their fiscal year ended June 30, 1999 are shown below. Expense Ratios are shown net of any voluntary fee waivers and expense reimbursements.

                      GROWTH PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO


                                                                      Capital Appreciation         Growth Portfolio
                                                  Growth Portfolio          Portfolio             Pro Forma Estimated
                                                 ----------------          ---------             -------------------
                                        Retail Class A  Institutional Retail Class A  Institutional Retail Class A  Institutional
                                           Shares       Class Shares     Shares       Class Shares     Shares       Class Shares
                                           ------       ------------     ------       ------------     ------       ------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchase of   4.5%           none           4.5%           none           4.5%          none
shares (as a percentage of offering price)

Deferred Sales Load (as a percentage of
original purchase price or redemption       none           none           none           none          none           none
proceeds, as as applicable)

ANNUAL OPERATING EXPENSES (AS A % OF
NET ASSETS)

Management fees...................          .75%           .75%          1.40%(2)       1.40%(2)       .75%          .75%

Rule 12b-1 distribution plan payments       .50%           none           .50%          none           .50%          none

All other expenses................          .30%           .30%           .55%           .55%          .32%          .32%

Total portfolio operating expenses (1)     1.55%          1.05%          2.45%          1.95%         1.55%         1.07%

(1) Total actual annual operating expenses for the Retail Class A shares of GROWTH and CAPITAL APPRECIATION for the most recent fiscal year were less than the amount shown above because the portfolios are currently paying only a portion of the total 12b-1 fee authorized for payment to the Distributor. With the reduced payments to the Distributor, GROWTH'S actual total operating expenses for its Retail Class A shares were 1.35% and CAPITAL APPRECIATION'S actual total operating expenses for its Retail Class A shares were 1.45%.

(2) CAPITAL APPRECIATION is obligated to pay the Adviser a basic investment advisory fee of 1.40% of the portfolio's average annual net assets, but that fee is adjusted upward or downward based on the portfolio's performance relative to the Russell 2000 Stock Index on a 12-month average. The fee could be as high as 2.40% of the portfolio's average annual net assets or as low as 0.40%. The management fees for CAPITAL APPRECIATION have been restated to reflect the basic fee of 1.40% without adjustment.

                 GOVERNMENT SECURITIES PORTFOLIO AND INTERMEDIATE GOVERNMENT BOND PORTFOLIO



                                                                         Intermediate Government      Securities Portfolio
                                        Government Securities Portfolio      Bond Portfolio             Pro Forma Estimated
                                        -------------------------------      --------------             -------------------
                                       Retail Class A  Institutional Retail Class A  Institutional  Retail Class A  Institutional
                                           Shares      Class Shares     Shares       Class Shares     Shares        Class Shares
                                           ------      ------------     ------       ------------     ------        ------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchase of   3.0%          none           3.0%           none          3.0%          none
shares (as a percentage of offering price)

Deferred Sales Load (as a percentage
original purchase price or redemption      none           none           none           none          none          none
procees, as applicable)

ANNUAL OPERATING EXPENSES (AS A % OF NET
ASSETS)

Management fees...................          .50%          .50%           .65%          .65%          .50%          .50%
Rule 12b-1 distribution plan payments       .50%          none           .50%          none          .50%          none
All other expenses................          .30%          .30%           .51%          .51%          .31%          .31%

Total portfolio operating                  1.30%          .80%          1.66%         1.16%         1.31%          .81%
expenses(1).......................

(1) Total actual annual operating expenses for the Retail Class A shares of GOVERNMENT SECURITIES and INTERMEDIATE GOVERNMENT BOND for the most recent fiscal year were less than the amount shown above because the portfolios are currently paying only a portion of the total 12b-1 fee authorized for payment to the Distributor. With the reduced payments to the Distributor, GOVERNMENT SECURITIES' actual total operating expenses for its Retail Class A shares were 1.10% and INTERMEDIATE GOVERNMENT BOND'S actual total operating expenses for its Retail Class A shares were 1.46%.

        SALES CHARGES

        No sales charges are applicable to shares of the Acquiring Portfolios received in connection with the Reorganizations.

        The GROWTH PORTFOLIO Retail Class A shares, which will be issued to the CAPITAL APPRECIATION PORTFOLIO Retail Class A shareholders pursuant to the Plan, are sold at net asset value plus an initial sales charge of 4.5% for purchases of less than $50,000, 3.5% for purchases of $50,000 but less than $100,000, 2.5% for purchases of $100,000 but less than $250,000 and 0% for purchases of $250,000 or more. The GROWTH PORTFOLIO Institutional Class shares are offered at net asset value, without an initial sales charge.

        The GOVERNMENT SECURITIES Retail Class A shares, which will be issued to the INTERMEDIATE GOVERNMENT BOND Retail Class A shareholders pursuant to the Plan, are sold at net asset value plus an initial sales charge of 3.0% for purchases of less than $50,000, 2.5% for purchases at $50,000 but less than $100,000, 1.5% for purchases of $100,000 but less than $250,000 and 0% for purchases of $250,000 or more. The GOVERNMENT SECURITIES PORTFOLIO Institutional Class shares are offered at net asset value, without an initial sales charge.

        The Retail Class A shares of CAPITAL APPRECIATION PORTFOLIO are sold at net asset value plus an initial sales charge of 4.5% for purchases of less than $50,000, 3.5% for purchases of $50,000 but less than $100,000, 2.5% for purchases of $100,000 but less than $250,000 and 0% for purchases of $250,000 or more. The CAPITAL APPRECIATION PORTFOLIO Institutional Class shares are offered at net asset value without an initial sales charge.

        The INTERMEDIATE GOVERNMENT BOND PORTFOLIO Retail Class A shares are sold at net asset value plus an initial sales charge of 3.0% for purchases of less than $50,000, 2.5% for purchases of $50,000 but less than $100,000, 1.5% for purchases of $100,000 but less than $250,000 and 0% for purchases of $250,000 or more. The INTERMEDIATE GOVERNMENT BOND PORTFOLIO Institutional Class shares are offered at net asset value, without an initial sales charge.

        The Acquired Portfolios and the Acquiring Portfolios are authorized to pay a fee in the amount of 0.50% per annum of average daily net assets of their Retail Class A shares to SMITH HAYES for distribution services. SMITH HAYES currently waives a portion of that distribution fee and collects only 0.30% of the average daily net assets of the Acquired Portfolios and the Acquiring Portfolios. The Acquired Portfolios Institutional Class shares do not pay distribution fees.

        DISTRIBUTION; PURCHASE, EXCHANGE AND REDEMPTION

        Shares of the Acquiring Portfolios and the Acquired Portfolios are both distributed by SMITH HAYES. Purchase and redemption procedures are the same for the Acquiring Portfolios and the Acquired Portfolios. Shares of the Acquiring Portfolios and the Acquired Portfolios may be exchanged for shares of other portfolios of Stratus Fund of the same class.


                                  RISK FACTORS

        The Acquiring Portfolios and the Acquired Portfolios are subject to substantially similar investment risks. The price of an Acquired Portfolio and an Acquiring Portfolio share will change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial developments. A portfolio's reaction to these developments will be affected by the types and maturities of the securities in which the portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, as well as the portfolio's level of investment in the securities of that issuer. The principal risks to GROWTH PORTFOLIO and GOVERNMENT SECURITIES PORTFOLIO are described below.

        GROWTH PORTFOLIO is a diversified portfolio that invests primarily in common stocks. The prices of equity securities change in response to many factors including:

        o STOCK MARKET VOLATILITY - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. In the short term, equity prices can fluctuate dramatically in response to these factors. Political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

        o ISSUER-SPECIFIC RISK - Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known companies can be more volatile than that of larger companies.

        o GROWTH INVESTING - GROWTH PORTFOLIO invests in growth stocks. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and more volatile than other types of stocks.

        GOVERNMENT SECURITIES invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other highly rated, marketable debt obligations. The price of debt securities changes in response to many factors including:

        o INTEREST RATE CHANGES - Debt securities have varying levels of sensitivity to changes in interest rates. Generally, the price of a debt security falls when interest rates rise and vice-versa. Securities with longer maturities tend to be more sensitive to interest rate changes and are generally more volatile, so the average maturity or duration of these securities affects risk.

        o PREPAYMENT RISK - Many types of debt securities are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. During periods of falling interest rates, the issuer may repay debt obligations with high interest rates prior to maturity. This may cause the portfolio's average weighted maturity to fluctuate, and may require the portfolio to invest the resulting proceeds at lower interest rates. As a result, the portfolio may experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

        o CREDIT RISK - Credit risk is the risk that an issuer will be unable to make timely payments of either principal or interest. If this occurs, the portfolio's return could be lower.

        o U.S. GOVERNMENT SECURITIES - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued or guaranteed by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

        o ISSUER-SPECIFIC RISK. The value of an individual issuer's security can be more volatile than the market as a whole and can perform differently than the market as a whole. Debt obligations rated within the lowest of the four highest debt ratings have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuers to make principal and interest payments than would be the case with higher rated securities.

        o INCOME RISK. Falling interest rates will cause the portfolio's income to decline.

               COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVES OF GROWTH PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVES

        The investment objective of GROWTH PORTFOLIO is to provide capital appreciation and income.

        CAPITAL APPRECIATION PORTFOLIO seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES OF GROWTH PORTFOLIO

        To achieve its investment objective, GROWTH PORTFOLIO invests at least 65% of its total assets in a diversified portfolio of common stocks. The remaining assets (up to 35% of the portfolio) may be invested in U.S. Government securities and money market instruments.

        GROWTH PORTFOLIO invests principally in medium and large capitalization companies having a market capitalization greater than $1 billion. GROWTH PORTFOLIO seeks to identify and invest in companies whose earnings the Adviser believes will grow faster than inflation and faster than the economy in general and whose growth the Adviser believes has not yet been fully reflected in the market price of the company's shares. The Adviser also seeks to invest in securities it believes will out perform the Standard and Poor's Equity Index on a risk adjusted basis. To provide current income, the Adviser may select securities for the portfolio issued by companies that have a history of paying regular dividends.

        When selecting securities for GROWTH PORTFOLIO, the Adviser relies on a company-by-company analysis and a broader analysis of industry or economic sector trends and takes into consideration the quality of a company's management, the existence of a leading or dominant position in a major product line or market and the soundness of the company's financial position. Once the Adviser identifies a possible investment, a number of valuation measures are applied to determine the relative attractiveness of each company and select those companies whose shares are most attractively priced.

        The Adviser has engaged in active trading of securities held by GROWTH PORTFOLIO. The portfolio's turnover rate for its last fiscal year was 194%. Frequent trading of portfolio securities increases the expenses of the portfolio as a consequence of trading costs and can result in distributions of gains to shareholders that are subject to tax.

PRINCIPAL INVESTMENT STRATEGIES OF CAPITAL APPRECIATION PORTFOLIO

        To achieve its objective, the CAPITAL APPRECIATION PORTFOLIO invests at least 65% of its assets in a diversified portfolio of common stocks. The Adviser invests principally in companies which it believes will have earnings growth above the market averages with an emphasis toward companies whose growth the Adviser believes has not been fully reflected in the market price of such company's shares. CAPITAL APPRECIATION PORTFOLIO invests principally in medium and small capitalization companies having market capitalization of $5 billion or less.

        The Adviser selects securities for investment based upon considerations such as the quality of a company's management, the existence of a leading or dominant position in a major product line market and the soundness of a company's financial position. As companies are identified as possible investments, the Adviser applies a number of valuation techniques to determine the relative attractiveness of each company. Based upon these factors, the Adviser attempts to select those companies whose shares, in its estimation, are most attractively priced.

        The Adviser has engaged in active trading of securities held by CAPITAL APPRECIATION PORTFOLIO. The portfolio's turnover rate for its last fiscal year was 109%. Frequent trading of portfolio securities increases the expenses of the portfolio as a consequence of trading costs and can result in distributions of gains to shareholders that are subject to tax.

INVESTMENT OBJECTIVES OF GOVERNMENT SECURITIES PORTFOLIO AND INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INVESTMENT OBJECTIVES

        The investment objective of GOVERNMENT SECURITIES PORTFOLIO is to provide a high total return consistent with the preservation of capital.

        INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks current income, some or all of which is exempt from state income tax, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES OF GOVERNMENT SECURITIES PORTFOLIO

        To achieve its objective, GOVERNMENT SECURITIES PORTFOLIO invests at least 80% of its total assets in securities issued or guaranteed by the U. S. Government, its agencies or its instrumentalities. The portfolio will invest its remaining assets in the following securities:

        o Domestic issues of marketable debt obligations that are rated at time of purchase within the four highest debt rating categories established by Moody's or S&P or are determined to by the Adviser to be of a comparable quality at the time of purchase.

        o Obligations of commercial banks, including negotiable certificates of deposit and banker's acceptances.

        o Repurchase agreements on securities issued or guaranteed by the U.S. Government.

        o      Money market instruments.

        To achieve its objective of current income, GOVERNMENT SECURITIES PORTFOLIO normally purchases securities with a view to holding them rather than selling them to achieve short-term trading profits. However, the portfolio may sell any security at any time without regard to the length of time it has been held if the Adviser believes general economic, industry or securities market conditions warrant selling the security. In selecting debt securities for the portfolio that are not government securities, the Adviser utilizes a fundamental analysis of the issuer's financial condition and operations, including an analysis of products and services and competition, management research and development activities. These issuers generally will have a debt to capital ratio of less than 60% and have market capitalization in excess of $500,000,000.

        The Adviser expects that annual Portfolio turnover rate will normally not exceed 100%. GOVERNMENT SECURITIES PORTFOLIO is not a money market fund and the value of an investment in the portfolio will fluctuate daily as the value of the portfolio's assets change. The average dollar- weighted maturity of the portfolio's investments in debt instruments will normally be between three and ten years.

PRINCIPAL INVESTMENT STRATEGIES OF INTERMEDIATE GOVERNMENT BOND PORTFOLIO

        INTERMEDIATE GOVERNMENT BOND PORTFOLIO invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities. The portfolio may also invest in money market instruments.

        INTERMEDIATE GOVERNMENT BOND PORTFOLIO maintains an average dollar weighted maturity between 3 and 10 years with respect to all of its debt securities.

        To achieve its objective of current income, INTERMEDIATE GOVERNMENT BOND PORTFOLIO normally purchases securities with a view to holding them rather than selling them to achieve short-term trading profits. However, the portfolio may sell any security at any time if the Adviser believes general economic, industry or securities market conditions warrant selling the security.

        INTERMEDIATE GOVERNMENT BOND PORTFOLIO is not a money market fund. The value of an investment in the portfolio will fluctuate daily as the value of the portfolio's assets change. The Adviser expects that annual portfolio turnover rate will normally not exceed 100%.

OTHER DIFFERENCES IN INVESTMENT POLICIES AND RESTRICTIONS

        GOVERNMENT SECURITIES PORTFOLIO may enter into repurchase agreements for U.S. Government Securities. A repurchase agreement involves the purchase of U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the portfolio will seek to sell the collateral, which action could involve costs or delays. In such case, the portfolio's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the portfolio would suffer a loss.

        In addition GOVERNMENT SECURITIES PORTFOLIO'S fundamental investment restriction with respect to portfolio diversification is less restrictive than INTERMEDIATE GOVERNMENT BOND PORTFOLIO'S fundamental investment restriction with respect to portfolio diversification. GOVERNMENT SECURITIES PORTFOLIO is restricted with respect to 75% of the value of its total assets and INTERMEDIATE GOVERNMENT BOND PORTFOLIO is restricted with respect to 100% of its total assets, from investing more than 5% of the market value of its total assets in the securities of any one issuer, other than obligations of or guaranteed by the U.S. Government or any of its agencies or instrumentalities, except that each portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

PORTFOLIO MANAGEMENT

        William S. Eastwood and Jon C. Gross are responsible for the day-to-day management of the Acquiring Portfolios and the Acquired Portfolios. Mr. Eastwood has been affiliated with Union Bank and Trust Company and the management of Stratus Fund since March of 1995. Prior to joining Union Bank, Mr. Eastwood was statewide manager of trust investments for a regional bank. Mr. Eastwood was responsible for the management of equity and fixed income common funds at that bank from 1979 to 1995. Mr. Eastwood holds the Chartered Financial Analyst (CFA) professional designation. Mr. Gross is currently a Vice President/Portfolio Manager and has been affiliated with Union Bank since 1988. Mr. Gross has been actively involved in the management of Stratus Fund since 1991. Mr. Gross holds the Chartered Financial Analyst (CFA) professional designation.

MANAGEMENT DISCUSSION AND ANALYSIS OF PERFORMANCE

        A discussion of the performance of the Acquiring Portfolios and the Acquired Portfolios for the fiscal year ended June 30, 1999, is set forth in Appendix III to this Proxy Statement/Prospectus.


                              FINANCIAL HIGHLIGHTS

GROWTH PORTFOLIO

        Shown below are financial highlights for an Institutional Class share of Growth Portfolio outstanding during the six months ended December 31, 1999 and during each of the years in the five year period ended June 30, 1999, and for a Retail Class A share of Growth Portfolio outstanding during the six months ended December 31, 1999 and during the one year period ended June 30, 1999 and the period January 7, 1998 (commencement of class) through June 30, 1998. This information (other than the information for the six months ended December 31, 1999) has been audited by Stratus Fund's independent accountants whose unqualified reports on the financial statements of GROWTH PORTFOLIO are included in its annual report to shareholders for the fiscal year ended June 30, 1999. GROWTH PORTFOLIO's semi-annual report to shareholders dated December 31, 1999, and its annual report to shareholders dated June 30, 1999, are available without charge upon request made to Stratus Fund at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.



                  GROWTH PORTFOLIO - INSTITUTIONAL CLASS SHARES
                  ---------------------------------------------

        Six months ended December 31, 1999 and years ended June 30, 1999,
                           1998, 1997, 1996 and 1995



                                       SIX MONTHS
                                          ENDED
Net asset value:                    DECEMBER 31, 1999  1999      1998       1997      1996      1995
                                    -----------------  ----      ----       ----      ----      ----
Beginning of period:                      $19.51      $18.53    $17.07     $13.67    $11.47     $9.84
                                          ------      ------    ------     ------     -----     -----
Income from investment operations:
     Net investment income                  0.00        0.06      0.11       0.22      0.23      0.22
     Net realized and unrealized gain
    (loss) on investments                   1.77        2.53      3.45       3.99      2.36      1.72
                                            ----        ----      ----       ----      ----      ----
           Total income from
           investment operations            1.77        2.59      3.56       4.21      2.59      1.94
                                            ----        ----      ----       ----      ----      ----
Less distributions:
     Dividends from net investment          0.00       (0.06)    (0.11)     (0.22)    (0.22)    (0.22)
     income
     Distributions from capital gains      (2.75)      (1.55)    (1.99)     (0.59)    (0.17)    (0.09)
                                           ------      ------    ------     ------    -----     ------
           Total distributions             (2.75)      (1.61)    (2.10)     (0.81)    (0.39)    (0.31)
                                           ------      ------    ------     ------    -----     ------
End of period                             $18.53      $19.51    $18.53     $17.07    $13.67    $11.47
                                          ======      ======    ======     ======     =====    ======
TOTAL RETURN                               21.28%      16.3%     22.3%      32.6%     22.6%     20.3%
                                          ======       =====     =====      =====     =====     =====
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)    $67,833,437     $65,011   $63,097    $46,189   $24,628   $12,813
Ratio of expense to average net assets      1.10%(a)    1.05%     0.76%      0.72%     0.71%     0.82%
Ratio of net income to average net assets  (0.05%)(a)   0.31%     0.18%      1.46%     1.78%     2.14%
Portfolio turnover rate                    64.53%     194.23%   137.03%     88.53%    92.72%    19.89%


(a)  ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.


                    GROWTH PORTFOLIO - RETAIL CLASS A SHARES
                    ----------------------------------------

                Six months ended December 31, 1999 and year ended
             June 30, 1999 and for the period from January 7, 1998
                 (commencement of class shares) to June 30, 1998


                                        SIX MONTHS                        PERIOD
                                           ENDED                           ENDED
                                       DECEMBER 31,                       JUNE 30,
                                           1999              1999          1998
                                           ----              ----          ----
NET ASSET VALUE:
Beginning of period                       $19.51            $18.52         $15.86
                                          ------            ------         ------
Income from investment operations:
      Net investment income                (0.03)                -           0.04
     Net realized and unrealized
      loss on investments                   1.77              2.47           2.66
                                            ----             -----          -----

           Total income from                1.74              2.47           2.70
                                            ----              ----           ----
           investment operations
Less distributions:
Dividends from net investment income           -                -           (0.04)
Distributions from capital gains           (2.76)           (1.48)              -
                                           ------           ------        -------
      Total distributions                  (2.76)           (1.48)         (0.04)
                                           ------           ------         ------
           End of period                  $18.49 (a)        $19.51 (a)    $18.52 (a)
                                          ======            ======         ======

TOTAL RETURN                               20.90%           16.09% (a)     16.89% (a)(b)
                                           ======           ======         ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period              $1,507,130       $1,292,742       $784,176
Ratio of expenses to average net assets     1.40%(c)         1.35%          1.50% (c)
Ratio of net income to average net assets  (0.35%)(c)        0.01%          0.13% (c)
Portfolio turnover rate                    64.53%          194.23%        137.03%

(a) Excludes maximum sales load of 4.5%.
(b) Total return is not annualized, as it may not be representative of the total return for the year
(c) Annualized for those periods less than twelve months in duration.

GOVERNMENT SECURITIES PORTFOLIO

      Shown below are financial highlights for an Institutional Class share of GOVERNMENT SECURITIES PORTFOLIO outstanding during the six months ended December 31, 1999 and during each of the years in the five year period ended June 30, 1999, and for a Retail Class A share of GOVERNMENT SECURITIES PORTFOLIO outstanding during the six months ended December 31, 1999 and during the one year period ended June 30, 1999, and the period January 13, 1998 (commencement of class) through June 30, 1998. This information (other than the information for the six months ended December 31, 1999) has been audited by Stratus Fund independent accountants whose unqualified reports on the financial statements of GOVERNMENT SECURITIES PORTFOLIO are included in its annual report to shareholders for the fiscal year ended June 30, 1999. GOVERNMENT SECURITIES PORTFOLIO'S semi-annual report to shareholders dated December 31, 1999, and the annual report to shareholders dated June 30, 1999, are available without charge upon request made to Stratus fund at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.



          GOVERNMENT SECURITIES PORTFOLIO - INSTITUTIONAL CLASS SHARES
          ------------------------------------------------------------

               Six month period ended December 31, 1999 and years
                 ended June 30, 1999, 1998, 1997, 1996 and 1995


                                           SIX MONTHS
                                              ENDED
                                           DECEMBER 31,
NET ASSET VALUE:                               1999      1999       1998      1997      1996       1995
                                               ----      ----       ----      ----      ----       ----
Beginning of period:                          $9.79      $9.88     $9.72      $9.64     $9.77      $9.40
                                              -----      -----     -----      -----     -----      -----
Income (loss) from investment operations:
      Net investment income                    0.26       0.51      0.51       0.51      0.49       0.45
      Net realized and unrealized gain
      (loss) on investments                   (0.13)     (0.09)     0.16       0.08     (0.13)      0.37
                                              ------     ------     ----       ----     ------      ----
               Total income from
               investment operations           0.13       0.42      0.67       0.59      0.36       0.82
                                               ----       ----      ----       ----      ----       ----
Less distributions from net investment
income                                        (0.26)     (0.51)    (0.51)     (0.51)    (0.49)     (0.45)
                                              ------     ------    ------     ------     ----       ----

End of period                                 $9.66      $9.79     $9.88      $9.72     $9.64      $9.77
                                              =====      =====     =====      =====     =====     ======
TOTAL RETURN                                   2.61%       4.3%      7.0%       6.3%      3.7%       9.0%
                                               =====      ====      ====       ====      ====       ====
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)           $31,452    $29,321   $30,368    $26,534   $23,043    $13,885
Ratio of expense to average net assets         0.84%(a)
                                                          0.80%     0.82%      0.71%     0.69%      0.80%
Ratio of net income to average net assets      5.23%(a)
                                                          5.13%     5.17%      5.21%     5.04%      4.82%
Portfolio turnover rate                        8.89%     18.66%     2.07%     27.20%    40.61%     33.88%

(a)   Annualized for those periods less than twelve months in duration.




             GOVERNMENT SECURITIES PORTFOLIO - RETAIL CLASS A SHARES
             -------------------------------------------------------

                Six months ended December 31, 1999 and year ended
             June 30, 1999 and for the period from January 13, 1998
                 (commencement of class shares) to June 30, 1998


                                                 SIX MONTHS                           PERIOD
                                                   ENDED                              ENDED
                                                DECEMBER 31,                         JUNE 30,
                                                    1999                1999           1998
                                                    ----                ----           ----
NET ASSET VALUE:
Beginning of period                                  $9.79             $9.89          $9.97
                                                     -----             -----          -----
Income from investment operations:
      Net investment income                           0.24              0.48           0.25
      Net realized and unrealized loss on           (0.13)            (0.09)         (0.08)
                                                    ------            ------         ------
      investments
            Total income from investment              0.11              0.39           0.17
                                                      ----              ----           ----
            operations
Less distributions:
Dividends from net investment income                (0.24)            (0.49)         (0.25)
                                                    ------            ------         ------
Distributions from capital gains                         -                 -              -
                                                    ------           -------         ------
      Total distributions                           (0.24)            (0.49)         (0.25)
                                                    ------            ------         ------
           End of period                             $9.66 (a)        $9.79          $9.89
                                                     =====             =====          =====

TOTAL RETURN                                         2.33% (a)(b)      3.96% (a)      1.58% (a)(b)
                                                     =====             =====          =====

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                         $210,027          $167,494       $139,164
Ratio of expenses to average net assets              1.14% (c)         1.10%          1.21% (c)
Ratio of net income to average net assets            4.93% (c)         4.83%          5.49% (c)
Portfolio turnover rate                              8.89%            18.66%          2.07%

(a) Excludes maximum sales load of 4.5%.
(b) Total return is not annualized, as it may not be representative of the total return for the year
(c) Annualized for those periods less than twelve months in duration.


                      ADDITIONAL INFORMATION ABOUT THE PLAN

TERMS OF THE REORGANIZATIONS

      The terms and conditions under which the Reorganizations may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATIONS

      The Plan provides for an amendment to the Articles of Incorporation of Stratus Fund providing that each issued and outstanding share of the Acquired Portfolios will be reclassified and change into a share of the respective
Acquiring Portfolio with which it will combine. Consummation of each Reorganization (the "Closing") is expected to occur on [MAY 26, 2000], at 5:00 p.m. Central Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the NYSE on that business day.

      At the Effective Time, all of the assets of CAPITAL APPRECIATION PORTFOLIO shall be credited by the Custodian to the account of GROWTH PORTFOLIO in exchange for the assumption by GROWTH PORTFOLIO of all of the liabilities of any kind of CAPITAL APPRECIATION PORTFOLIO and delivery by Stratus Fund directly to
(i) the CAPITAL APPRECIATION Retail Class A shareholders of a number of GROWTH PORTFOLIO Retail Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth) and to (ii) the CAPITAL APPRECIATION PORTFOLIO Institutional Class shareholders of a number of GROWTH PORTFOLIO Institutional Class shares (including, if applicable, fractional shares rounded to the nearest thousandth) having an aggregate net asset value equal to the net value of the assets of CAPITAL APPRECIATION PORTFOLIO so transferred, assigned and delivered.

      At the Effective Time, all of the assets of INTERMEDIATE GOVERNMENT BOND PORTFOLIO shall be credited by the Custodian to the account of GOVERNMENT SECURITIES PORTFOLIO in exchange for the assumption by GOVERNMENT SECURITIES PORTFOLIO of all of the liabilities of any kind of INTERMEDIATE GOVERNMENT BOND PORTFOLIO and delivery by Stratus Fund directly to (i) the INTERMEDIATE GOVERNMENT BOND PORTFOLIO Retail Class A shareholders of a number of GOVERNMENT SECURITIES PORTFOLIO Retail Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth), and to (ii) the INTERMEDIATE GOVERNMENT BOND PORTFOLIO Institutional Class shareholders of a number of GOVERNMENT SECURITIES PORTFOLIO Institutional Class shares (including, if applicable, fractional shares rounded to the nearest thousandth) having an aggregate net asset value equal to the net value of the assets of INTERMEDIATE GOVERNMENT BOND PORTFOLIO so transferred, assigned and delivered.

      Consummation of the Reorganization of CAPITAL APPRECIATION PORTFOLIO is not conditioned upon consummation of the Reorganization of INTERMEDIATE GOVERNMENT BOND PORTFOLIO, and consummation of the Reorganization of INTERMEDIATE GOVERNMENT BOND PORTFOLIO is not conditioned upon consummation of the Reorganization of CAPITAL APPRECIATION PORTFOLIO.

BOARD CONSIDERATIONS

      The Board of Directors of Stratus Fund has determined that the Reorganizations of the Acquired Portfolios are in the best interests of the shareholders of each of the Acquired Portfolios, and recommended approval of the Plan by the shareholders of the Acquired Portfolios at the Special Meeting. A summary of the information that was presented to, and considered by, the Board of Directors in making their determination is provided below.

      At a meeting of the Board of Directors held on March 21, 2000, the Adviser proposed that the Board of Directors approve the Reorganizations of the Acquired Portfolios into the Acquiring Portfolios. The Directors received from the Adviser written materials that contained information concerning the Acquired Portfolios and the Acquiring Portfolios, including comparative total return and fee and expense information and a comparison of the investment objectives of the Acquired Portfolios and the Acquiring Portfolios.

      In considering the Reorganizations, the Board of Directors noted that CAPITAL APPRECIATION PORTFOLIO and GROWTH PORTFOLIO have similar investment objectives and strategies, as do INTERMEDIATE GOVERNMENT BOND PORTFOLIO and GOVERNMENT SECURITIES PORTFOLIO. The Board of Directors also noted that the expense ratios of the Acquired Portfolios are higher than the expense ratios of the Acquiring Portfolios, as shown below.


                 Comparative Operating Expenses At June 30, 1999

                                  Growth Portfolio               Capital Appreciation Portfolio
                                  ----------------               ------------------------------
                           Retail Class A    Institutional       Retail Class A     Institutional
                               Shares         Class Shares           Shares          Class Shares
                               ------         ------------           ------          ------------
Total Expense Ratio            1.55%             1.05%               2.45%              1.95%


                           Government Securities Portfolio    Intermediate Government Bond Portfolio
                           -------------------------------    --------------------------------------
                           Retail Class A    Institutional       Retail Class A     Institutional
                               Shares         Class Shares           Shares          Class Shares
                               ------         ------------           ------          ------------
Total Expense Ratio            1.30%              .80%               1.66%              1.16%

      The Board of Directors also considered the performance of the Acquired Portfolios in relation to the performance of the Acquiring Portfolios. The Board noted that GROWTH PORTFOLIO has provided a higher return to its shareholders than CAPITAL APPRECIATION PORTFOLIO has, and that INTERMEDIATE GOVERNMENT BOND PORTFOLIO has provided its shareholders with a return comparable to the return provided by GOVERNMENT SECURITIES PORTFOLIO.

      The Adviser also noted that CAPITAL APPRECIATION PORTFOLIO had about $6 million in assets, compared with $69 million in assets for GROWTH PORTFOLIO and that it does not anticipate that there will be any significant growth in the assets of Capital Appreciation Portfolio. The Adviser further indicated that GROWTH PORTFOLIO'S superior historic performance and lower expense ratios make GROWTH PORTFOLIO a potentially better investment for shareholders than CAPITAL APPRECIATION PORTFOLIO. The Reorganization of CAPITAL APPRECIATION PORTFOLIO into GROWTH PORTFOLIO would benefit shareholders by lowering the expense ratios for shareholders of CAPITAL APPRECIATION PORTFOLIO without imposing any tax consequences. The Board discussed these matters and agreed that the impact of the Reorganization of CAPITAL APPRECIATION PORTFOLIO into GROWTH PORTFOLIO on shareholders was favorable in general. The Adviser noted that the expenses incurred by CAPITAL APPRECIATION PORTFOLIO in connection with the Reorganization would be offset by lower management fees and total expenses after the Reorganization.

      The Adviser reported that INTERMEDIATE GOVERNMENT BOND PORTFOLIO'S assets totaled about $2 million, compared with $32 million for GOVERNMENT SECURITIES PORTFOLIO, and that it does not anticipate that there will be any significant growth in the assets of INTERMEDIATE GOVERNMENT BOND PORTFOLIO. The Adviser indicated that GOVERNMENT SECURITIES PORTFOLIO'S performance was generally comparable to that of INTERMEDIATE GOVERNMENT BOND PORTFOLIO and that GOVERNMENT SECURITIES PORTFOLIO had generally lower expense ratios. The Adviser explained that the Reorganization would result in lost revenues for Union Bank, since the Adviser would receive lower management fees on the assets presently held by INTERMEDIATE GOVERNMENT BOND. The Board agreed that the impact of the Reorganization of INTERMEDIATE GOVERNMENT BOND PORTFOLIO on shareholders was favorable in general. The Adviser noted that the expenses incurred by INTERMEDIATE GOVERNMENT BOND PORTFOLIO in connection with the Reorganization would be offset by lower management fees and expenses after the Reorganization.

      In addition, the Board of Directors noted that no initial sales or other charges would be imposed on any of the shares of the Acquiring Portfolios issued to the shareholders of the Acquired Portfolios in connection with the Reorganizations. At the meeting, the Adviser also provided the Board of Directors with written materials concerning the structure of the proposed Reorganizations and the Federal tax consequences of the Reorganizations. The Board of Directors noted that the Acquired Portfolios would be provided with an opinion of counsel that the Reorganizations would be tax-free as to each Acquired Portfolio and its shareholders.

      Based on the foregoing, and their evaluation of the information presented to them, the Board of Directors determined that the Reorganizations will not dilute the interests of the shareholders of either of the Acquired Portfolios and are in the best interest of the Shareholders of each of the Acquired Portfolios. Therefore, the Board of Directors recommended the approval of the Reorganizations by the shareholders of each Acquired Portfolio.

OTHER TERMS

      The Plan may be amended by Stratus Fund without shareholder approval. If any amendment is made to the Plan which effects a material change to the Plan and the Reorganizations, such change will be submitted to the affected shareholders for their approval.

      The Plan contains provisions that are customary in matters such as the Reorganizations. Under the Plan, the Acquired Portfolios and Acquiring Portfolios are subject to various conditions, including the following: (a) the assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio with which it will be combined shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by each of the Acquired Portfolios immediately prior to the Reorganizations; (b) Stratus Fund's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated); (c) the shareholders of the Acquired Portfolio shall have approved the Plan, and (d) Stratus Fund shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP, that the Reorganizations will not result in the recognition of gain or loss for Federal income tax purposes for the Acquired Portfolio, the Acquiring Portfolio or their shareholders.

      The Acquired Portfolios and the Acquiring Portfolios will each bear their own expenses in connection with the Reorganizations.

      The Plan may be terminated and the Reorganizations may be abandoned by Stratus Fund at any time in the event that the Acquired Portfolios shareholders do not approve the Plan or if the Board of Directors determines that proceeding with the Reorganizations would be inadvisable.

FEDERAL TAX CONSEQUENCES

      The following is a general summary of the material Federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganizations, under currently applicable law, are as follows:

      o the Reorganizations will each qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

      o no gain or loss will be recognized by each Acquired Portfolio upon the transfer of its assets to an Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the Acquiring Portfolio's assumption of the Acquired Portfolio's liabilities;

      o no gain or loss will be recognized by any shareholder of an Acquired Portfolio upon the exchange of shares of an Acquired Portfolio solely for shares of an Acquiring Portfolio;

      o the tax basis of the shares of an Acquiring Portfolio to be received by a shareholder of an Acquired Portfolio will be the same as the tax basis of the shares of the Acquired Portfolio surrendered in exchange therefor;

      o the holding period of the shares of an Acquiring Portfolio to be received by a shareholder of an Acquired Portfolio will include the holding period for which such shareholder held the shares of the Acquired Portfolio exchanged therefor, provided that such shares of the Acquired Portfolio are capital assets in the hands of such shareholder as of the Closing;

      o no gain or loss will be recognized by an Acquiring Portfolio on the receipt of assets of an Acquired Portfolio in exchange for shares of the Acquiring Portfolio and the Acquiring Portfolio's assumption of the Acquired Portfolio's liabilities;

      o the tax basis of the assets of each Acquired Portfolio in the hands of an Acquiring Portfolio will be the same as the tax basis of such assets in the hands of the Acquired Portfolio immediately prior to the Reorganization; and

      o the holding period of the assets of an Acquired Portfolio to be received by each Acquiring Portfolio will include the holding period of such assets in the hands of the Acquired Portfolio immediately prior to the Reorganization.

      As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render an opinion to Stratus Fund as to the foregoing Federal income tax consequences of the Reorganizations, which opinion will be conditioned upon the accuracy, as of the date of Closing, of certain representations of Stratus Fund upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion, which representations include, but are not limited to, the following (taking into account for purposes thereof any events that are part of the plan of reorganization):

      o there is no plan or intention by the shareholders of the Acquired Portfolios to redeem a number of shares of the Acquiring Portfolios received in the Reorganizations that would reduce an Acquired Portfolio shareholders' ownership of Acquiring Portfolio shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding shares of the respective Acquired Portfolio as of the Closing Date;

      o following the Reorganizations, each Acquiring Portfolio will continue the historic business of the respective Acquired Portfolio (for this purpose "historic business" shall mean the business most recently conducted by each Acquired Portfolio which was not entered into in connection with the Reorganizations) or use a significant portion of such Acquired Portfolio's historic business assets in its business;

      o at the direction of the Acquired Portfolios, the Acquiring Portfolios will issue directly to each Acquired Portfolio's shareholders pro rata the shares of the Acquiring Portfolio that each respective Acquired Portfolio constructively receives in the Reorganization and each Acquired Portfolio will distribute its other properties (if any) to its shareholders on, or as promptly as practicable after, the Closing;

      o the Acquiring Portfolios have no plan or intention to reacquire any of their shares issued in the Reorganizations, except to the extent that the Acquiring Portfolios are required by the Investment Company Act of 1940 (the "1940 Act") to redeem any of their shares presented for redemption;

      o the Acquiring Portfolios do not plan or intend to sell or otherwise dispose of any of the assets of the Acquired Portfolios acquired in the Reorganizations, except for dispositions made in the ordinary course of their business or dispositions necessary to maintain their status as a "regulated investment company" ("RIC") under the Code;

      o the Acquiring Portfolios, the Acquired Portfolios and the shareholders of the Acquired Portfolios will pay their respective expenses, if any, incurred in connection with the Reorganizations;

      o each Acquiring Portfolio will acquire at least 90 percent of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each respective Acquired Portfolio immediately before the Reorganizations, including for this purpose any amounts used by each Acquired Portfolio to pay its reorganization expenses and all redemptions and distributions made by the Acquired Portfolio immediately before the Reorganizations (other than redemptions pursuant to a demand of a shareholder in the ordinary course of the Acquired Portfolio's business as an open-end diversified management investment company under the 1940 Act and regular, normal dividends not in excess of the requirements of Section 852 of the
               Code); and

      o the Acquiring Portfolios and the Acquired Portfolios have each elected to be taxed as a RIC under Section 851 of the Code and will each have qualified for the special Federal tax treatment afforded RICs under the Code for all taxable periods (including the last short taxable period of the Acquired Portfolios ending on the Closing and the taxable year of the Acquiring Portfolios that includes the Closing).

      THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF THE ACQUIRED PORTFOLIOS. THE ACQUIRED PORTFOLIOS SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX

ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATIONS, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

      The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to the Acquiring Portfolios of the assets of the Acquired Portfolios will be the same as the book cost basis of such assets to the Acquired Portfolios.


                  OWNERSHIP OF THE ACQUIRING PORTFOLIOS AND THE
                           ACQUIRED PORTFOLIOS SHARES

SIGNIFICANT HOLDERS

      Listed below is the name, address and percent ownership of each person who as of [____________ __, 2000], to the knowledge of AIF, owned beneficially 5% or more of any class of the outstanding shares of the Acquired Portfolios:


                         CAPITAL APPRECIATION PORTFOLIO

                                                                       Percent
                                Class of      Number of Shares        Beneficial
Name and Address                Shares            Owned               Ownership
----------------                --------      ----------------       -----------


                  INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                                       Percent
                               Class of      Number of Shares        Beneficial
Name and Address                 Shares            Owned              Ownership
----------------                --------      ----------------       -----------

      Listed below is the name, address and percent ownership of each person who as of [_____________ __, 2000] to the knowledge of AIMF, owned beneficially 5% or more of the outstanding shares of the Acquiring Portfolios:


                                GROWTH PORTFOLIO

                                                  Number               Percent
                                Class of         of Shares            Beneficial
Name and Address                 Shares            Owned              Ownership
----------------                --------      ----------------       -----------




                         GOVERNMENT SECURITIES PORTFOLIO

                                                  Number                Percent
                                Class of        of Shares            Beneficial
Name and Address                 Shares            Owned              Ownership
----------------                --------      ----------------       -----------



OWNERSHIP OF OFFICERS AND DIRECTORS/TRUSTEES

      To the best of the knowledge of Stratus Fund, the beneficial ownership of shares of the Acquiring Portfolios by officers and directors of Stratus Fund as a group constituted less than 1% of the outstanding shares of each such fund as of [____________ __, 2000].


                                 CAPITALIZATION

      The following table sets forth as of December 31, 1999, (i) the capitalization of the Acquiring Portfolios' Retail Class A shares and the Acquiring Portfolios Institutional Class shares, and (ii) the capitalization of the Acquired Portfolios' Retail Class A and Institutional Class shares. The table also shows the capitalization of the Acquiring Portfolios' Retail Class A and Institutional Class Shares on a combined pro forma basis after the Reorganizations.


               GROWTH PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO
                                                                                 Pro Forma
                                                  Capital Appreciation       Growth Portfolio
                          Growth Portfolio              Portfolio          Retail Class A Shares
                        Retail Class A Shares     Retail Class A Shares         as Adjusted
                        ---------------------     ---------------------         -----------
Net Assets                   $1,507,130                 $192,457                $1,699,587
Shares Outstanding               81,490                   13,873                    91,919
Net Asset Value Per Share        $18.49                   $13.87                    $18.49



                                                                                 Pro Forma
                          Growth Portfolio        Capital Appreciation       Growth Portfolio
                            Institutional        Portfolio Institutional    Institutional Class
                            Class Shares              Class Shares          Shares as Adjusted
                            ------------              ------------          ------------------
Net Assets                   $67,833,437               $5,910,952               $73,744,389
Shares Outstanding             3,660,223                  424,020                 3,979,730
Net Asset Value Per Share         $18.53                   $13.94                    $18.53


   GOVERNMENT SECURITIES PORTFOLIO AND INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                                                 Pro Forma
                                                      Intermediate         Government Securities
                        Government Securities        Government Bond             Portfolio
                              Portfolio             Portfolio Retail          Retail Class A
                        Retail Class A Shares        Class A Shares         Shares as Adjusted
                        ---------------------        --------------         ------------------
Net Assets                    $210,027                   $14,316                 $224,343
Shares Outstanding              21,741                     1,378                   23,244
Net Asset Value Per Share        $9.66                    $10.39                    $9.66


                                                                                 Pro Forma
                                                                           Government Securities
                        Government Securities         Intermediate               Portfolio
                              Portfolio              Government Bond           Institutional
                            Institutional        Portfolio Institutional       Class Shares
                            Class Shares              Class Shares              as Adjusted
                            ------------              ------------              -----------
Net Assets                   $31,451,572               $2,225,025               $33,676,597
Shares Outstanding             3,254,961                  214,113                 3,486,190
Net Asset Value Per Share          $9.66                   $10.39                     $9.66


                                  LEGAL MATTERS

      Certain legal matters concerning Stratus Fund and its participation in the Reorganizations, the issuance of shares of the Acquiring Portfolios in connection with the Reorganizations and the tax consequences of the Reorganizations will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599.


                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

      This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semi-annual reports which Stratus Fund has filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for Stratus Fund's registration statement containing the Prospectus and Statement of Additional Information relating to the Acquired Portfolios is Registration No. 811-6259. Such Prospectus and Statement of Additional Information are incorporated herein by reference.

      Stratus Fund is subject to the informational requirements of the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Stratus Fund (including the Registration Statement of Stratus Fund relating to the Acquiring Portfolios on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 7 World Trade Center, New York, New York 10048; and 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a Web site at http://www.sec.gov that contains information regarding AIMF, AIF and other registrants that file electronically with the SEC.


            ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIOS AND
                             THE ACQUIRED PORTFOLIOS

      For more information with respect to Stratus Fund and the Acquiring Portfolios and Acquired Portfolios concerning the following topics, please refer to the Acquiring Portfolios and Acquired Portfolios Prospectuses as indicated:
(i) see "Introduction and Fund Summary," for further information regarding Stratus Fund and the Acquiring Portfolios and Acquired Portfolios; (ii) see "Introduction and Fund Summary," "More Information about Investment Objectives and Strategies," "More Information About Risk," "Each Portfolios Other Investments," and "Fund Management" for further information regarding management of the Acquiring Portfolios and the Acquired Portfolios; (iii) see "Introduction and Fund Summary," "Shareholder Information," "Fund Distribution,"

"Dividends and Capital Gain Distributions," and "Tax Consequences" for further information regarding the capital stock of the Acquiring Portfolios and the Acquired Portfolios; and (iv) see "Shareholder Information," and "Fund Distribution" for further information regarding the purchase, redemption and repurchase of Acquiring Portfolios shares.

                                   APPENDIX I

                            PLAN OF RECLASSIFICATION
                                       for
                       CAPITAL APPRECIATION PORTFOLIO AND
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                            Investment Portfolios of
                               Stratus Fund, Inc.

        This Plan of Reclassification provides for the reclassification of the shares of Capital Appreciation Portfolio ("Capital Appreciation") and Intermediate Government Bond Portfolio ("Intermediate Government Bond"), investment portfolios of Stratus Fund, Inc. ("Stratus Fund"), as shares of Growth Portfolio ("Growth") and Government Securities Portfolio ("Government Securities"), also investment portfolios of Stratus Fund.

        WHEREAS, Stratus Fund is a Minnesota corporation and a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act");

        WHEREAS, Capital Appreciation,  Growth, Intermediate Government Bond and
Government   Securities   are  each   investment   portfolios  of  Stratus  Fund
representing separate series of shares of the capital stock of Stratus Fund;

        WHEREAS, the Board of Directors of Stratus Fund has determined that it would be in the best interests of the Capital Appreciation and Intermediate Government Bond shareholders to reorganize Capital Appreciation and Intermediate Government Bond by reclassifying the shares of Capital Appreciation and Intermediate Government Bond as Growth shares and Government Securities shares, respectively, pursuant to an amendment to the Articles of Incorporation of Stratus Fund, all in the manner described below.

        NOW, THEREFORE, Capital Appreciation and Intermediate Government Bond shall be reorganized into Growth and Government Securities, respectively, on the following terms and conditions.

        1.     PLAN OF REORGANIZATION.

        (a)     RECLASSIFICATION  OF SHARES.  At the Effective Time described in
                Section 3 below:

                        (i) all of the issued  and  outstanding  Retail  Class A
                shares of Capital Appreciation shall be reclassified and changed into and become Retail Class A shares of Growth based upon their respective net asset values, and thereafter shall have the attributes of Retail Class A shares of Growth;

                        (ii) all of the  issued  and  outstanding  Institutional
                Class shares of Capital Appreciation shall be reclassified and changed into and become

                                                                        3/20/00

               Institutional Class shares of Growth based upon their respective net asset values, and thereafter shall have the attributes of Institutional Class shares of Growth;

                      (iii) all of the issued  and  outstanding  Retail  Class A shares of Intermediate Government Bond shall be reclassified and changed into and become Retail Class A shares of Government Securities based upon their respective net asset values, and thereafter shall have the attributes of Retail Class A shares of Government Securities; and

                      (iv) all of the issued and outstanding Institutional Class shares of Intermediate Government Bond shall be reclassified and changed into and become Institutional Class shares of Government Securities based upon their respective net asset values, and thereafter shall have the attributes of Institutional Class shares of Government Securities.

               All authorized but unissued shares of Capital Appreciation and Intermediate Government Bond shall be reclassified as authorized shares of Stratus Fund without further designation or classification. The stock transfer books of Capital Appreciation and Intermediate Government Bond will be permanently closed at the Effective Time and only requests for the redemption of shares of Capital Appreciation and Intermediate Government Bond received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by Capital Appreciation and Intermediate Government Bond shall be deemed to be redemption requests for the Growth and Government Securities shares into which such Capital Appreciation and Intermediate Government Bond shares were reclassified under this Plan of Reclassification.

              (b) ATTRIBUTION OF ASSETS AND LIABILITIES. At the Effective Time described in Section 3 below:

                      (i) the proportionate undivided interest in the net assets of Capital Appreciation attributable to its Retail Class A shares shall become a part of the proportionate undivided interest in the net assets of Growth attributable to its Retail Class A shares, and the expenses, costs, charges and reserves allocated to the Retail Class A shares of Capital Appreciation immediately prior to the Effective Time shall become expenses, costs, charges and reserves of Retail Class A shares of Growth;

                      (ii) the proportionate undivided interest in the net assets of Capital Appreciation attributable to its Institutional Class shares shall become a part of the proportionate undivided interest in the net assets of Growth attributable to its Institutional Class shares, and the expenses, costs, charges and reserves allocated to the Institutional Class shares of Capital Appreciation immediately prior to the


                                                                        3/20/00

               Effective Time shall become expenses, costs, charges and reserves of Institutional Class shares of Growth;

                      (iii) the proportionate undivided interest in the net assets of Intermediate Government Bond attributable to its Retail Class A shares shall become a part of the proportionate undivided interest in the net assets of Government Securities attributable its Retail Class A shares, and the expenses, costs, charges and reserves allocated to the Retail Class A shares of Intermediate Government Bond immediately prior to the Effective Time shall become expenses, costs, charges and reserves of Retail Class A shares of Government Securities; and

                      (iv)  the  proportionate  undivided  interest  in the  net assets  of  Intermediate  Government  Bond  attributable  to  its
               Institutional Class shares shall become a part of the proportionate undivided interest in the net assets of Government Securities attributable to its Institutional Class shares, and the expenses, costs, charges and reserves allocated to the Institutional Class shares of Intermediate Government Bond immediately prior to the Effective Time shall become expenses, costs, charges and reserves of Institutional Class shares of Government Securities.

        Stratus Fund shall instruct its custodian to reflect in the custodian's records for Growth and Government Securities the attribution of the assets of Capital Appreciation and Intermediate Government Bond, respectively, in the manner described above. Additionally, the books and records of Capital Appreciation and Intermediate Government Bond will become the books and records of Growth and Government Securities, respectively, upon reclassification of the Capital Appreciation and Intermediate Government Bond shares.

               (c)      SHAREHOLDER ACCOUNTS. At the Effective Time described in
                        Section 3 below:

                      (i) each shareholder of record of Retail Class A shares of
               Capital Appreciation will receive that number of Retail Class A shares of Growth having an aggregate net asset value equal to the aggregate net asset value of the Retail Class A shares of Capital Appreciation held by such shareholder immediately prior to the Effective Time;

                      (ii) each  shareholder  of record of  Institutional  Class shares of Capital Appreciation will receive that number of Institutional Class shares of Growth having an aggregate net asset value equal to the aggregate net asset value of the Institutional Class shares of Capital Appreciation held by such shareholder immediately prior to the Effective Time;

                                                                         3/20/00

                      (iii) each  shareholder of record of Retail Class A shares of Intermediate Government Bond will receive a number of Retail Class A shares of Government Securities having an aggregate net asset value equal to the aggregate net asset value of the Retail Class A shares of Intermediate Government Bond held by such shareholder immediately prior to the Effective Time; and

                      (iv) each  shareholder  of record of  Institutional  Class shares of Intermediate Government Bond will receive a number of Institutional Class shares of Government Securities having an aggregate net asset value equal to the aggregate net asset value of the Institutional Class shares of Intermediate Government Bond held by such shareholder immediately prior to the Effective Time.

Stratus Fund's transfer agent will establish an open account on the records of Growth and Government Securities in the name of each shareholder of Capital Appreciation and Intermediate Government Bond to which will be credited the respective number of shares of Growth and Government Securities due such shareholder. Fractional shares of Growth and Government Securities will be carried to the third decimal place. Certificates representing shares of Growth and Government Securities will not be issued. The net asset value of the shares of Capital Appreciation and Growth and Intermediate Government Bond and Government Securities will be determined at the Effective Time in accordance with the policies and procedures of Stratus Fund.

        2. AMENDMENT TO ARTICLES. Stratus Fund shall effect the reclassification of Capital Appreciation and Intermediate Government Bond by amending its Articles of Incorporation to provide for the reclassification of Retail Class A and Institutional Class shares of Capital Appreciation and Intermediate Government Bond as Retail Class A and Institutional Class shares of Growth and Government Securities, respectively, based upon their respective net asset values in the manner provided in paragraph 1.

        3. EFFECTIVE TIME OF THE RECLASSIFICATION. The reclassification of Capital Appreciation contemplated by this Plan of Reclassification shall occur on May 26, 2000 at 5:00 p.m. Eastern Time, or such later date and time as the officers of Stratus Fund shall determine (the "Effective Time").

        4. APPROVAL OF SHAREHOLDERS. A meeting of the holders of Capital Appreciation shares and Intermediate Government Bond shares shall be duly called and constituted for the purpose of acting upon this Plan of Reclassification and the transactions contemplated herein, including approval of the amendment to the Articles of Incorporation of Stratus Fund described above. Approval by such shareholders of this Plan of Reclassification shall authorize Stratus Fund to take the actions required to effect the Plan of Reclassification.

        5. CONDITIONS PRECEDENT. Stratus Fund will consummate the Plan of Reclassification only after satisfaction of each of the following conditions:


                                                                        3/20/00
                                       4

               (a) The amendment to the Articles of Incorporation of Stratus Fund described in paragraph 2 shall have been filed with the Minnesota Secretary of State specifying the Effective Time as the effective date thereof.

               (b) All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Recapitalization shall have been received.

               (c) This Plan of Reclassification, the amendment to the Articles of Incorporation and related corporate matters shall have been approved by the shareholders of Capital Appreciation and Intermediate Government Bond at a special meeting by the affirmative vote of a majority of the total number of votes entitled to be cast.

               (d) The assets of Capital Appreciation to be acquired by Growth shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Capital Appreciation immediately prior to the reclassification and the assets of Intermediate Government Bond to be acquired by Government Securities shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Intermediate Government Bond immediately prior to the reclassification. For purposes of this paragraph 5(d), assets used by Capital Appreciation or Intermediate Government Bond to pay the expenses incurred by them in connection with this Plan of Reclassification and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Capital Appreciation's or Intermediate Government Bond's business as a series of an open-end management investment company) after the date of this Plan of Reclassification shall be included as assets of Capital Appreciation or Intermediate Government Bond, as the case may be, held immediately prior to the reclassification.

               (e) The dividend or dividends described in the last sentence of paragraph 6(a) shall have been declared.

               (f) Stratus Fund shall have received an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") to the effect that consummation of the transactions contemplated by this Plan of Reclassification will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code (the "Code"), and that the shareholders of Capital Appreciation or Intermediate Government Bond will recognize no gain or loss to the extent that they receive shares of Growth or Government Securities in exchange for their shares of Capital Appreciation and Intermediate Government Bond in accordance with this Plan of Reclassification. In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of Stratus Fund and others, and the officers of Stratus Fund shall use their best efforts to make available such truthful certificates.


                                                                        3/20/00
                                        5

               (g) Stratus Fund shall have received an opinion of BSA&I, dated as of the Effective Time, addressed to and in form and substance satisfactory to Stratus Fund, to the effect that this Plan of Reclassification has been duly authorized and approved by all requisite action of Stratus Fund and the holders of the shares of Capital Appreciation and Intermediate Government Bond.

        At any time prior to the Effective Time, any of the foregoing conditions may be waived by Stratus Fund if, in the judgment of its Board of Directors, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reclassification for the Capital Appreciation and Intermediate Government Bond shareholders.

        6.     CAPITAL APPRECIATION TAX MATTERS.

               (a) Capital Appreciation and Intermediate Government Bond have each elected to be a regulated investment company under Subchapter M of the Code. Capital Appreciation and Intermediate Government Bond have qualified as such for each taxable year since inception and that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of their respective current taxable years and ending at the Effective Time. Capital Appreciation and Intermediate Government Bond have no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to them. In order to (i) insure continued
qualification of Capital Appreciation and Intermediate Government Bond as "regulated investment companies" for tax purposes and (ii) eliminate any tax liability of Capital Appreciation and Intermediate Government Bond arising by reason of undistributed investment company taxable income or net capital gain, Capital Appreciation and Intermediate Government Bond will declare on or prior to the Effective Time to the shareholders of Capital Appreciation and Intermediate Government Bond, respectively, a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Capital Appreciation's and Intermediate Government Bond's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 1999 and for the short taxable year beginning on January 1, 2000 and ending at the Effective Time and
(B) all of Capital Appreciation's and Intermediate Government Bond's net capital gain recognized in their respective taxable years ended December 31, 1999 and in such short taxable year (after reduction for any capital loss carryover).

               (b) Capital Appreciation and Intermediate Government Bond have timely filed all tax returns required to be filed by them and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against Capital Appreciation or Intermediate Government Bond, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of Capital Appreciation or Intermediate Government Bond.


                                                                         3/20/00

               (c) The respective fiscal years of Capital Appreciation and Intermediate Government Bond have not been changed for tax purposes since the date on which they commenced operations.

        7.     GROWTH AND GOVERNMENT SECURITIES TAX MATTERS.

               (a) Growth and Government Securities have each elected to be treated as a regulated investment companies under Subchapter M of the Code and have each qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for their current taxable years. Growth and Government Securities have no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to them.

               (b) Growth and Government Securities have timely filed all returns required to be filed by them and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against Growth or Government Securities, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of Growth or Government Securities.

               (c)  The  respective   fiscal  years  of  Growth  and  Government
Securities have not been changed for tax purposes since the date on which they commenced operations.

        8. TRANSACTIONS INDEPENDENT. Consummation of the reclassification of Capital Appreciation under this Plan of Reclassification is not conditioned upon consummation of the reclassification of Intermediate Government Bond under this Plan of Reclassification, and consummation of the reclassification of
Intermediate Government Bond is not conditioned upon consummation of the reclassification of Capital Appreciation. Accordingly, the occurrence or non-occurrence of an event that would result in any of the conditions precedent to the Reclassification of Capital Appreciation not being satisfied will not affect consummation of the reclassification of Intermediate Government Bond (assuming that all of the conditions precedent to such reclassification had been satisfied), and the occurrence or non-occurrence of an event that would result in any of the conditions precedent to the reclassification of Intermediate Government Bond not being satisfied will not affect consummation of the reclassification of Capital Appreciation (assuming that all of the conditions precedent to such reclassification had been satisfied).

        9. TERMINATION. Stratus Fund may terminate this Plan of Reclassification with the approval of its Board of Directors at any time prior to the Effective Time, notwithstanding approval thereof by Capital Appreciation or Intermediate Government Bond shareholders if, in the judgment of the Board, proceeding with the Plan of Reclassification would be inadvisable. In

                                                                         3/20/00
addition, the Board may terminate this Plan of Reclassification with respect to either Capital Appreciation or Intermediate Government Bond individually, without terminating the Plan of Reclassification with respect to the other portfolio.

        10. FURTHER ASSURANCES. Stratus Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

        11. EXPENSES. Capital Appreciation, Intermediate Government Bond, Growth and Government Securities shall each bear any expenses it incurs in connection with this Plan of Reclassification and the transactions contemplated hereby.

        This Plan of Reclassification was approved and adopted by the Board of Directors of Stratus Fund on the 21st day of March, 2000.

                                                                        3/20/00

                                  APPENDIX II

                               STRATUS FUND, INC.
                              RETAIL CLASS A SHARES


                                   PROSPECTUS
                                NOVEMBER 1, 1999

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                         GOVERNMENT SECURITIES PORTFOLIO
                                GROWTH PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                             INTERNATIONAL PORTFOLIO





                               INVESTMENT ADVISER
                          Union Bank and Trust Company

                         INVESTMENT SUB-ADVISER FOR THE
                             INTERNATIONAL PORTFOLIO
                      Murray Johnstone International, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


Introduction and Fund Summary.................................................3

More Information About Investment Objectives and Strategies..................20

More Information About Risk..................................................25

Each Portfolio's Other Investments...........................................28

Shareholder Information......................................................29

Fund Distribution............................................................33

Dividends and Capital Gains Distributions....................................35

Tax Consequences.............................................................36

Fund Management..............................................................36

Financial Highlights.........................................................38

INTRODUCTION AND FUND SUMMARY

INTRODUCTION


        Stratus Fund, Inc. is a mutual fund that offers shares in separate investment portfolios. Each Portfolio operates as a separate mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests the money in securities. The value of your investment in a Portfolio is based on the market value of the securities the Portfolio holds.

        Each Portfolio has its own investment goal and strategies for reaching that goal. This prospectus gives you important information about the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

        An investment in a Portfolio is not a deposit in Union Bank and Trust Company and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and involves investment risk, including potential loss of principal.

FUND SUMMARY

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INVESTMENT OBJECTIVE

The Intermediate Government Bond Portfolio seeks current income, some or all of which is exempt from state income tax, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser's principal investment strategies include:

     o Investing primarily in securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities.

     o Normally maintaining an average dollar weighted maturity of between three and ten years.

PRINCIPAL INVESTMENT RISKS

The Intermediate Government Bond Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

     o INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

     o PREPAYMENT RISK. If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates. As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

     o U.S. GOVERNMENT SECURITIES RISK. Obligations issued or guaranteed by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

     o ISSUER-SPECIFIC RISK. The value of an individual issuer's security can be more volatile than the market as a whole and can perform differently than the market as a whole.

     o INCOME RISK. Falling interest rates will cause the portfolio's income to decline.

     o CREDIT RISK. If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio's return will be lower.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

PERFORMANCE

The following information provides some indication of the risks of investing in the Intermediate Government Bond Portfolio by showing changes in the Portfolio's performance from year to year and comparing the Portfolio's performance to the performance of a broad based market index over various periods of time. Returns are based on past results and are not necessarily an indication of future performance.

Retail Class A shares of the Intermediate Government Bond Portfolio were first sold to the public in January, 1998. Since that time, the Portfolio's highest return for a quarter was 2.9% (quarter ending September 30, 1998) and the lowest return for a quarter was 0.20% (quarter ending June 30, 1999).

The year-to-date return as of September 30, 1999 for Intermediate Government Bond Portfolio was 1.20%.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Government Bond Portfolio:

        SHAREHOLDER FEES  (fees paid directly from your investment)


Maximum Sales Charge (Load)
  Imposed on Purchases (as a % of the offering price)                       3%

Maximum Deferred Sales Charge                                              None

Maximum Sales Charge
 (Load)  Imposed on Reinvested
  Dividends and other Distributions                                        None

Redemption Fee                                                             None

Exchange fee                                                               None


                       ANNUAL PORTFOLIO OPERATING EXPENSES
              (expenses that are deducted from Portfolio assets)*


Management Fees                                                       .65%
Distribution 12b-1 Fees                                               .50%
Other Expenses                                                        .51%
                                                                      ----
Total Portfolio Operating Expenses                                   1.66%
                                                                     =====


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Portfolio is currently paying only a portion of the total 12b-1 fee authorized for payment by the Portfolio to the Distributor. Although the Portfolio may increase the payments to the Distributor to the amount shown above at any time, such an increase is not expected during the Portfolio's current fiscal year. With the reduced payments to the Distributor, the Portfolio's actual total operating expenses were 1.46%.

     EXAMPLE

The following example is intended to help you compare the cost of an investment in the Intermediate Government Bond Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                   3 Years                  5 Years               10 Years
$166                     $515                     $887                  $1,933

GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser's principal investment strategies include:

     o Investing primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     o Investing the remainder of its assets in marketable debt obligations rated within the four highest debt ratings, obligations of commercial banks, repurchase agreements and money market instruments.

     o Selecting securities that will provide a high total return consistent with the Portfolio's investment objective taking into consideration both current income and the potential for appreciation of value.

     o Normally maintaining an average dollar weighted maturity of between three and ten years.

PRINCIPAL INVESTMENT RISKS

The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

     o INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

     o PREPAYMENT RISK. If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates. As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

     o ISSUER-SPECIFIC RISK. The value of an individual issuer's security can be more volatile than the market as a whole and can perform differently than the market as a whole. Debt obligations rated within the lowest of the four highest debt ratings have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities. If after acquisition by the Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the portfolio.

     o CREDIT RISK. If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio's return will be lower.

     o INCOME RISK. Falling interest rates will cause the Portfolio's income to decline.

When you sell shares of the Portfolio, they could be worth less than what you paid for them.

PERFORMANCE

The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio's performance from year to year and comparing the Portfolio's performance to the performance of a broad based market index over various periods of time. Returns are based on past results and are not an indication of future performance.

Retail Class A shares of the Government Securities Portfolio were first sold to the public in January, 1998. Since that time, the Portfolio's highest return for a quarter was 3.29% (quarter ending September 30, 1998) and the lowest return for a quarter was 0.20% (quarter ending June 30, 1999).

The year-to-date return as of September 30, 1999 for Government Securities Portfolio was 1.15%.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Government Securities Portfolio:

        SHAREHOLDER FEES  (fees paid directly from your investment)


Maximum Sales Charge (Load)
  Imposed on Purchases (as a % of the offering price)                       3%

Maximum Deferred Sales Charge                                              None

Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends and other Distributions                                        None

Redemption Fee                                                             None

Exchange fee                                                               None


                       ANNUAL PORTFOLIO OPERATING EXPENSES
              (expenses that are deducted from Portfolio assets)*


Management Fees                                                   .50%
Distribution 12b-1 Fees                                           .50%
Other Expenses                                                    .30%
                                                                  ----
Total Portfolio Operating Expenses                               1.30%
                                                                 =====

* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Portfolio is currently paying only a portion of the total 12b-1 fee authorized for payment by the Portfolio to the Distributor. Although the Portfolio may increase the payments to the Distributor to the amount shown above at any time, such an increase is not expected during the Portfolio's current fiscal year. With the reduced payments to the Distributor, the Portfolio's actual total operating expenses were 1.10%.

     EXAMPLE

The following example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                   3 Years                  5 Years               10 Years
$130                     $405                     $700                  $1,539

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Growth Portfolio seeks capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser's principal investment strategies include:

   o    Investing primarily in a diversified portfolio of common stocks.

   o    Selecting equity securities, the majority of which pay dividends.

   o    Investing in medium and large capitalization companies.

   o Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced. The Adviser's strategies may involve active trading in the Portfolio's securities and may result in a higher Portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS

The Growth Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

     o STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

     o ISSUER-SPECIFIC RISKS. The value of an individual issuer's security can be more volatile than the market as a whole and can perform differently than the market as a whole.

     o GROWTH INVESTING. Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

PERFORMANCE

The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and comparing the Portfolio's performance to the performance of a broad based market index over various periods of time. Returns are based on past results and are not an indication of future performance.

Retail Class A shares of the Growth Portfolio were first sold to the public in January, 1998. Since that time, the Portfolio's highest return for a quarter was 19.17% (quarter ending December 31, 1998) and the lowest return for a quarter was -11.77% (quarter ending September 30, 1998).

The year-to-date return as of September 30, 1999 for Growth Portfolio was 2.66%

FEE TABLE

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Portfolio:

   SHAREHOLDER FEES (fees paid directly from your investment)


Maximum Sales Charge (Load)
  Imposed on Purchases (as a % of the offering price)                      4.5%

Maximum Deferred Sale Charge                                               None

Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends and other Distributions                                        None

Redemption Fee                                                             None

Exchange fee                                                               None


                         ANNUAL FUND OPERATING EXPENSES
              (expenses that are deducted from Portfolio assets)*


Management Fees                                                  .75%
Distribution 12b-1 Fees                                          .50%
Other Expenses                                                   .30%
                                                                 ----
Total Portfolio Operating Expenses                              1.55%
                                                                =====

* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Portfolio is currently paying only a portion of the total 12b-1 fee authorized for payment by the Portfolio to the Distributor. Although the Portfolio may increase the payments to the Distributor to the amount shown above at any time, such an increase is not expected during the Portfolio's current fiscal year. With the reduced payments to the Distributor, the Portfolio's actual total operating expenses were 1.35%.

     EXAMPLE

The following example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year                   3 Years                  5 Years               10 Years
$155                     $481                     $830                  $1,814

CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE

The Capital Appreciation Portfolio seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser's principal investment strategies include:

   o    Investing primarily in common stocks.

   o Investing in small to mid-size companies having a market capitalization of $5 billion or less that the Adviser believes will have higher earnings growth potential than that of the general market and have attractive stock prices in relation to their growth potential. The Adviser's strategy may involve active trading in the Portfolio's securities and may result in a higher Portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS

The Capital Appreciation Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

     o STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory market, or economic developments. Different parts of the market can react differently to these developments.

     o ISSUER-SPECIFIC RISKS. The value of an individual issuer's security can be more volatile than the market as a whole and can perform differently than the market as a whole.

     o GROWTH INVESTING. Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

PERFORMANCE

The following information provides some indication of the risks of investing in the Capital Appreciation Portfolio by showing changes in the Portfolio's performance from year to year and comparing the Portfolio's performance to the performance of a broad based market index over various periods of time. Returns are based on past results and are not an indication of future performance.

Retail Class A shares of the Capital Appreciation Portfolio were first sold to the public in January, 1998. Since that time, the Portfolio's highest return for a quarter was 17.53% (quarter ending December 31, 1998) and the lowest return for a quarter was -20.85% (quarter ending September 30, 1998).

The year-to-date return as of September 30, 1999 for Capital Appreciation Portfolio was -8.40%.

FEE TABLE

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Portfolio:

   SHAREHOLDER FEES (fees paid directly from your investment)


Maximum Sales Charge (Load)
  Imposed on Purchases (as a % of
  the offering price)                                                      4.5%

Maximum Deferred Sales Charge                                              None

Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends and other Distributions                                        None

Redemption Fee                                                             None

Exchange fee                                                               None


                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)*


Management Fees                                                     1.40%
Distribution 12b-1 Fees                                              .50%
Other Expenses                                                       .55%
                                                                     ----
Total Portfolio Operating Expenses                                  2.45%
                                                                    =====

* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Portfolio is currently paying only a portion of the total 12b-1 fee authorized for payment by the Portfolio to the Distributor. Although the Portfolio may increase the payments to the Distributor to the amount shown above at any time, such an increase is not expected during the Portfolio's current fiscal year. With the reduced payments to the Distributor, the Portfolio's actual total operating expenses were 1.41%.

The Capital Appreciation Portfolio is obligated to pay the Adviser a basic investment advisory fee of 1.40% of the Portfolio's average annual net assets, but that fee is adjusted upward or downward based on the Portfolio's performance relative to the Russell 2000 Stock Index on a 12 month average. The fee could be as high as 2.40% of the Portfolio's average annual net assets or low as 0.40%. The management fees for the Capital Appreciation Portfolio have been restated to reflect the basic fee of 1.40% without adjustment.

     EXAMPLE

The following example is intended to help you compare the cost of an investment in the Capital Appreciation Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year                   3 Years                  5 Years               10 Years
$245                     $754                     $1,289                $2,751

INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE

The International Portfolio seeks a high total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser's principal investment strategies include:

   o Investing primarily in common stocks of established foreign companies that it believes have potential for capital growth, income or both.

   o Investing the remainder of its assets in investment grade debt securities.

   o Maintaining a globally diversified portfolio of equity and debt securities that will include investments in equity and debt securities of companies located in developing countries. In determining the appropriate distribution of investments among various countries and geographic regions, the Sub-Adviser will consider a variety of factors including prospects for economic growth, expected levels of inflation, government policies and currency relationships.

PRINCIPAL INVESTMENT RISKS

The International Portfolio is subject to the following risks any of which could cause you to lose money:

     o STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issues, political, regulatory market, or economic developments.

     o ISSUER-SPECIFIC RISKS. The value of an individual issuer's security can be more volatile than the market as a whole and can perform differently than the market as a whole.

     o FOREIGN COUNTRY RISK. Foreign markets can be more volatile than the U.S. market due to increased risks from adverse issuer, political, regulatory, market or economic developments.

     o EMERGING MARKET RISK. The Portfolio may invest up to 30% of its assets in securities issued by foreign companies located in developing countries in various regions of the world. Investing in developing countries involves risk of high inflation, high sensitivity to commodity prices and government ownership of the biggest industries in that country. Generally, investing in developing countries involves a higher probability of occurrence of the risks of investing in foreign securities.

     o CURRENCY RISK. The value of the Portfolio will be affected by changes in currency exchange rates. A rise in the value of the U.S. Dollar against a foreign currency will cause the U.S. Dollar value of a foreign security to decrease.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

PERFORMANCE

The following information provides some indication of the risks of investing in the International Portfolio by showing changes in the International Portfolio's performance from year to year and comparing the Portfolio's performance of a broad based market index over various periods of time. Returns are based on past results and are not an indication of future performance.

Retail Class A shares of the International Portfolio were first sold to the public in January, 1998. Since that time, the Portfolio's highest return for a quarter was 16.30% (quarter ending December 31, 1998) and the lowest return for a quarter was -12.02% (quarter ending September 30, 1998).

The year-to-date return as of September 30, 1999 for International Portfolio was 3.83%.

FEE TABLE

The following table describes the fees and expenses that you may pay if you buy and hold shares of the International Portfolio:

        SHAREHOLDER FEES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases
(as a % of the offering price)                                             4.5%

Maximum Deferred Sales Charge                                              None

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and other Distributions                                          None

Redemption Fee                                                             None

Exchange fee                                                               None


                       ANNUAL PORTFOLIO OPERATING EXPENSES
              (expenses that are deducted from Portfolio assets)*


Management Fees                                                      1.15%
Distribution 12b-1 Fees                                               .50%

Other Expenses                                                       .38%
Total Portfolio Operating Expenses                                  2.03%

* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Portfolio is currently paying only a portion of the total 12b-1 fee authorized for payment by the Portfolio to the Distributor. Although the Portfolio may increase the payments to the Distributor to the amount shown above at any time, such an increase is not expected during the Portfolio's current fiscal year. With the reduced payments to the Distributor, the Portfolio's actual total operating expenses were 1.83%.

     EXAMPLE

The following example is intended to help you compare the cost of an investment in the International Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year                   3 Years                  5 Years               10 Years
$203                     $627                     $1,077                $2,324

MORE INFORMATION ABOUT INVESTMENT OBJECTIVES AND STRATEGIES

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INVESTMENT OBJECTIVE

        The investment objective of the Intermediate Government Bond Portfolio is to provide current income, some or all of which is exempt from state income tax, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

        The Portfolio will invest at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities. The Portfolio may also invest in money market instruments.

        The Portfolio maintains an average dollar weighted maturity between 3 and 10 years with respect to all of its debt securities.

        To achieve its objective of current income, the Portfolio normally purchases securities with a view to holding them rather than selling them to achieve short-term trading profits. However, the Portfolio may sell any security at any time if the Adviser believes general economic, industry or securities market conditions warrant selling the security.

        The Portfolio is not a money market fund. The value of an investment in the Portfolio will fluctuate daily as the value of the Portfolio's assets change. The Adviser expects that annual portfolio turnover rate will normally not exceed 100%.

FUNDAMENTAL INVESTMENT POLICIES

        The investment objective of the Intermediate Government Bond Portfolio is a fundamental policy that may not be changed without shareholder approval.

GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

        The investment objective of the Government Securities Portfolio is to provide a high total return consistent with the preservation of capital.

IMPLEMENTATION OF INVESTMENT OBJECTIVE

        To achieve its objective, the Government Securities Portfolio will invest at least 80% of its total assets in securities issued or guaranteed by the U. S. Government, its agencies or its instrumentalities. The Portfolio will invest its remaining assets in the following securities:

          o Domestic issues of marketable debt obligations that are rated at time of purchase within the four highest debt rating categories established by Moody's or S&P or are determined to by the Adviser to be of a comparable quality or the time of purchase.

          o Obligations of commercial banks, including negotiable certificates of deposit and banker's acceptances.

          o Repurchase agreements on securities issued or guaranteed by the U.S. Government.

          o    Money market instruments.

        To achieve its objective of current income, the Portfolio normally purchases securities with a view to holding them rather than selling them to achieve short-term trading profits. However, the Portfolio may sell any security at any time without regard to the length of time it has been held if the Adviser believes general economic, industry or securities market conditions warrant selling the security. In selecting debt securities for the Portfolio that are not government securities, the Adviser will utilize a fundamental analysis of the issuer's financial condition and operations, including an analysis of products and services and competition, management research and development activities. These issuers generally will have a debt to capital ratio of less than 60% and have market capitalization in excess of $500,000,000.

        The Adviser expects that annual Portfolio turnover rate will normally not exceed 100%.

        The Portfolio is not a money market fund. The value of an investment in the Portfolio will fluctuate daily as the value of the Portfolio's assets change. The average dollar-weighted maturity of the Portfolio's investments in debt instruments will normally be between three and ten years.

FUNDAMENTAL INVESTMENT POLICIES

        The investment objective of the Government Securities Portfolio is a fundamental policy that may not be changed without shareholder approval.

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

        The investment objective of the Growth Portfolio is capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES

        To achieve its investment objective, the Growth Portfolio will invest at least 65% of its total assets in a diversified portfolio of common stocks. The remaining assets (up to 35% of the Portfolio) may be invested in U.S. Government securities and money market instruments.

        The Growth Portfolio invests principally in medium and large capitalization companies having a market capitalization greater than $1 billion. The Growth Portfolio seeks to identify and invest in companies whose earnings the Adviser believes will grow faster than inflation and faster than the economy in general and whose growth the Adviser believes has not yet been fully reflected in the market price of the company's shares. The Adviser also seeks to invest in securities it believes will out perform the Standard and Poor's Equity Index on a risk adjusted basis. To provide current income, the Adviser may select securities for the Portfolio issued by companies that have a history of paying regular dividends.

        When selecting securities for the Growth Portfolio, the Adviser relies on a company-by-company analysis and a broader analysis of industry or economic sector trends and takes into consideration the quality of a company's management, the existence of a leading or dominant position in a major product line or market and the soundness of the company's financial position. Once the Adviser identifies a possible investment, a number of valuation measures are applied to determine the relative attractiveness of each company and select those companies whose shares are most attractively priced.

        The Adviser has engaged in active trading of securities held by the Growth Portfolio. The Portfolio's turnover rate for its last fiscal year was 194%. Frequent trading of portfolio securities increases the expenses of the Portfolio as a consequence of trading costs and can result in distributions of gains to shareholders that are subject to tax.

FUNDAMENTAL INVESTMENT POLICIES

        The investment objective of the Growth Portfolio is a fundamental policy that may not be changed without shareholder approval

CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE

        The Investment objective of the Capital Appreciation Portfolio is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

        To achieve its objective, the Capital Appreciation Portfolio will invest at least 65% of its assets in a diversified portfolio of common stocks. The Adviser invests principally in companies which it believes will have earnings growth above the market averages with an emphasis toward companies whose growth the Adviser believes has not been fully reflected in the market price of such company's shares. The Capital Appreciation Portfolio invests principally in medium and small capitalization companies having market capitalization of $5 billion or less.

        The Adviser selects securities for investment based upon considerations such as the quality of a company's management, the existence of a leading or dominant position in a major product line market and the soundness of a company's financial position. As companies are identified as possible investments, the Adviser applies a number of valuation techniques to determine the relative attractiveness of each company. Based upon these factors, the Adviser will attempt to select those companies whose shares, in its estimation, are most attractively priced.

        The Adviser has engaged in active trading of securities held by the Capital Appreciation Portfolio. The Portfolio's turnover rate for its last fiscal year was 109%. Frequent trading of portfolio securities increases the expenses of the Portfolio as a consequence of trading costs and can result in distributions of gains to shareholders that are subject to tax.

FUNDAMENTAL INVESTMENT POLICIES

        The investment objective of the Capital Appreciation Portfolio is a fundamental policy that may not be changed without shareholder approval.

INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE

        The investment objective of the International Portfolio is high total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

        Under normal circumstances, the International Portfolio will invest at least 65% of its total assets in common stocks of established foreign companies believed by the Sub-Adviser to have potential for capital growth, income or both. The International Portfolio currently purchases securities of foreign issuers only if they are traded on U.S. registered exchanges, over-the-counter markets or in the form of American Depository Receipts ("ADRs"). The Portfolio also purchases other securities representing underlying securities of foreign issuers including securities, such as World Equity Benchmark Shares, of issuers that invest in shares of a foreign country in an attempt to track an index for securities of that foreign country. The International Portfolio does not currently purchase securities in foreign markets.

        The Portfolio will make investments in various countries. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in the securities of issuers in no less than three countries. The Portfolio may, from time to time, invest more than 25% of its assets in any major industrial or developed country which in the view of the Sub-Adviser poses no unique investment risk. To determine the appropriate distribution of investments among various countries and geographic regions, the Sub-Adviser ordinarily will consider the following factors:

        o       prospects of relative economic growth among foreign countries;

        o       expected levels of inflation;

        o       relative price levels of the various capital markets;

        o       government policies influencing business conditions;

        o       the outlook for currency relationships; and

        o the range of individual investment opportunities available to the global investor.

        The Portfolio may invest up to 30% of its assets in companies located in developing countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. The Sub- Adviser considers a country to be a developing country if it is not included in the Morgan Stanley Capital International World Index.

        The Sub-Adviser expects that the Portfolio turnover for the International Portfolio will be less than 100%.

        Although the Portfolio invests primarily in equity securities, it may invest up to 35% of its net assets in debt securities, excluding money market instruments. Bonds purchased for the Portfolio will generally be rated AAA or Aaa by S&P or Moody's, respectively, or be of equivalent credit quality as determined by the Sub-Adviser. Five percent (5%) of Portfolio assets may be invested in debt securities rated lower than AAA or Aaa, but in no event lower than BBB or Baa, or, of equivalent credit quality. The Sub-Adviser does not intend to purchase any bonds rated lower than AAA unless the instrument provides an opportunity to invest in an attractive company in which an equity investment is not currently available or desirable.

        If a change in credit quality after acquisition by the Portfolio causes the bond not to be investment grade, the Portfolio will dispose of the bond, if necessary to keep its holdings, if any, of such bonds to 5% or less of the Portfolio's net assets. See the Statement of Additional Information for more information on bond ratings and credit quality.


FUNDAMENTAL INVESTMENT POLICIES

        The investment objective of the International Portfolio is a fundamental policy that may not be changed without shareholder approval.

MORE INFORMATION ABOUT RISK

        Many factors affect a Portfolio's performance. The price of a Portfolio's share will change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. A Portfolio's reaction to these developments will be affected by the types and maturities of the securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, as well as the Portfolio's level of investment in the securities of that issuer. When you sell your shares of a Portfolio, they could be worth less than what you paid for them. In addition, the following factors may significantly affect the Portfolio's performances.

INTEREST RATE CHANGES

        INTERMEDIATE GOVERNMENT BOND PORTFOLIO
        GOVERNMENT SECURITIES PORTFOLIO

        Debt securities have varying levels of sensitivity to changes in interest rates. Generally, the price of a debt security can fall when interest rates rise and vice-versa. Securities with longer maturities tend to be more sensitive to interest rate changes and are generally more volatile, so the average maturity or duration of these securities affects risk.

PREPAYMENT RISK

        INTERMEDIATE GOVERNMENT BOND PORTFOLIO
        GOVERNMENT SECURITIES PORTFOLIO

        Many types of debt securities are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. During periods of falling interest rates, the issuer may repay debt obligations with high interest rates prior to maturity. This may cause Portfolio's average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.

CREDIT RISK

        INTERMEDIATE GOVERNMENT BOND PORTFOLIO
        GOVERNMENT SECURITIES PORTFOLIO

        Credit risk is the risk that an issuer will be unable to make timely payments of either principal or interest. If this occurs, the Portfolios' return could be lower.

U.S. GOVERNMENT SECURITIES RISK

        INTERMEDIATE GOVERNMENT BOND PORTFOLIO
        GOVERNMENT SECURITIES PORTFOLIO

        Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued or guaranteed by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

STOCK MARKET VOLATILITY

        GROWTH PORTFOLIO
        CAPITAL APPRECIATION PORTFOLIO
        INTERNATIONAL PORTFOLIO

        Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. In the short term, equity prices can fluctuate dramatically in response to these factors. Political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

ISSUER-SPECIFIC RISK

        ALL PORTFOLIOS

        Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known companies can be more volatile than that of larger companies.

GROWTH INVESTING

        GROWTH PORTFOLIO
        CAPITAL APPRECIATION PORTFOLIO

        Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and more volatile than other types of stocks.

FOREIGN ISSUER RISKS

        INTERNATIONAL PORTFOLIO

        CURRENCY RISK. The value of the Portfolio's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

        POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Portfolio may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Portfolios investments.

        REGULATORY RISK. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers. As a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolio's shareholders.

        EMERGING MARKETS. Foreign securities purchased by the Portfolio may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Investing in developing countries often involves risk of high inflation, high sensitivity to commodity prices, and government ownership of the biggest industries in that country. Investment in the securities of issuers in developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable. Investing in developing countries involves a higher probability of occurrence of the risks of investing in foreign securities in general, including less financial information available, relatively illiquid markets, and the possibility of adverse government action.

PORTFOLIO TURNOVER RATE RISK

        CAPITAL APPRECIATION PORTFOLIO
        GROWTH PORTFOLIO

        A higher portfolio turnover rate results in increased brokerage and other costs and ran results in shareholders receiving distributions of capital gains that are subject to taxation.

YEAR 2000 RISK

        ALL PORTFOLIOS

        The Portfolios depend on smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Portfolios could be adversely affected if the computer systems used by their service providers do not properly process dates on or after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Portfolios have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have received assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Portfolios. Nevertheless, the Portfolios and their Shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Portfolios do business.

EACH PORTFOLIO'S OTHER INVESTMENTS

        In addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other securities and engage in other investment practices. These investments and strategies are described in our Statement of Additional Information. Of course, the Portfolio cannot guarantee that any Portfolio will achieve its investment goal.

        The investments and strategies described in this prospectus are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in fixed income securities, money market instruments and other securities that would not ordinarily be consistent with the Portfolio's objectives. The Portfolios may not achieve their investment objectives while pursuing these defensive strategies.

SHAREHOLDER INFORMATION

BUYING SHARES

       SMITH HAYES Financial Services Corporation ("SMITH HAYES") acts as the principal distributor of the Fund's shares. You may purchase a share at an offering price that is the sum of the net asset value of the share next determined after your purchase order is placed plus the applicable sales charge. You may purchase shares from registered representatives of Smith Hayes and from other broker-dealers who have sales agreements with Smith Hayes.

        You may purchase shares of each Portfolio on days on which the New York Stock Exchange is open for business. You must place your orders with the Distributor prior to 4:00 p.m. Eastern time on any business day for the order to be accepted on that business day. You may purchase shares by completing the Purchase Application included in this Prospectus and submitting it with a check payable to:


                               STRATUS FUND, Inc.
                                  6801 S. 27th
                                  PO Box 82535
                          Lincoln, Nebraska 68501-2535

        For subsequent purchases, the name of your account and your account number should be included with any purchase order to properly identify your account. You may also pay for shares by bank wire. To do so, you must direct your bank to wire immediately available funds directly to the Custodian as indicated below:

        1. Telephone the Fund (402) 476-3000 and furnish your name, your account number and your telephone number as well as the amount being wired and the name of the wiring bank. If you are opening a new account we will request additional account information and will provide you with an account number.

        2. Instruct the bank to wire the specific amount of immediately available funds to the Custodian. The Fund will not be responsible for the consequences of delays in the bank or Federal Reserve wire system. Your bank must furnish the full name of your account and the account number.

The wire should be addressed as follows:

                           UNION BANK AND TRUST COMPANY
                                Lincoln, Nebraska
                         Fund Department, ABA #104910795
                       Lincoln, Nebraska 68506 Account of STRATUS
                          FUND, Inc.
                          -----------------------------
                         FBO (Account Registration name)
                          #_____________________________

        3. If the shares you are purchasing by bank wire transfer represent an initial purchase, complete a Purchase Application and mail it to the Fund. The completed Purchase Application must be received by the Fund before subsequent instructions to redeem Fund shares will be accepted.
Banks may impose a charge for the wire transfer of funds.

        You will receive written confirmation of your purchases. Stock certificates will not be issued in order to facilitate redemptions and exchanges between the Portfolios. Smith Hayes reserves the right to reject any purchase order.

 MINIMUM INVESTMENTS

        Except as provided under the Automatic Investment Plan, we require a minimum initial aggregate investment of $1,000, unless waived by the Distributor.

AUTOMATIC INVESTMENT PLAN

        Under an automatic investment plan, money is withdrawn each month from your predesignated bank account for investment in a Portfolio. The minimum investment is $50 per Portfolio. By investing the same dollar amount each month, you will purchase more shares when a Portfolio's net asset value is low and fewer shares when the net asset value is high. While periodic investing can help build significant savings over time, it does not assure a profit or protect against loss in a declining market.

        You must notify your account representative to establish an automatic investment plan, and your bank must be a member of the Automated Clearing House. You may revoke the plan at any time, but it may take up to 15 days from the date we receive a written revocation notice to terminate the plan. Any purchases of shares made during the period shall be considered authorized. If an automatic withdrawal cannot be made from your predesignated bank account to provide funds for automatic share purchases, your plan will be terminated.

SELLING SHARES

        You may redeem shares of the Portfolios, in any amount, at any time at their net asset value next determined after your sale order is placed. To redeem shares of the Portfolios, you may make a redemption request through your Smith Hayes investment executive or other broker-dealer. A redemption request may be made in writing if accompanied by the following:

        1. a letter of instruction or stock assignment specifying the number or dollar value of shares to be redeemed, signed by all the owners of the shares in the exact names in which they appear on the account, or by an authorized officer of a corporate shareholder indicating the capacity in which such officer is signing;

        2. a guarantee of the signature of each owner by an eligible institution which is a participant in the Securities Transfer Agent Medallion Program which includes many U.S. commercial banks and members of recognized securities exchanges; and

        3. other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans.

PAYMENT OF REDEMPTION PROCEEDS

        Normally, the Fund will make payment for all shares redeemed within five business days. In no event will the Fund make payment more than seven days after receipt of a redemption request. However, payment may be postponed or the right of redemption suspended for more than seven days under unusual circumstances, such as when trading is not taking place on the New York Stock Exchange. The Fund may also delay payment of redemption proceeds until the check used to purchase the shares to be redeemed has cleared the banking system, which may take up to 15 days from the purchase date. You may request that the Fund transmit redemption proceeds by Federal Funds bank wire to a bank account designated on your account application form, provided the bank wire redemptions are in the amounts of $500 or more and you have provided all requisite account information to the Fund.

INVOLUNTARY REDEMPTION

        The Fund reserves the right to redeem the shares in your account at any time if the net asset value of your account falls below $500 as the result of a redemption or transfer request. You will be notified in writing that the value of your account is less than $500 and you will be allowed 30 days to make additional investments before the redemption is processed.

AUTOMATIC WITHDRAWAL PLAN

        If you own shares of the Fund with a value of $5,000 or more, you may elect to redeem a portion of your shares on a regular periodic (monthly, quarterly or annual) basis. The minimum withdrawal amount is $100. Payment may be made to you, a predesignated bank account, or to another payee. Under this plan, sufficient shares are redeemed from your account in time to send a check in the amount requested on or about the first day of a month. Redemptions under the automatic withdrawal plan will reduce and may ultimately exhaust the value of your designated account. You may realize taxable gains or losses where you redeem shares under the automatic withdrawal plan.

        Purchasing additional shares concurrently with automatic withdrawals is likely to be disadvantageous to you because of tax liabilities. Consequently, the Portfolio will not normally accept additional purchase payments in single amounts of less than $5,000 if you have this plan in effect. Any charges to operate an automatic withdrawal plan will be assessed against your account when each withdrawal is effected.

        You must notify your account representative to establish an automatic withdrawal plan. Forms must be properly completed and received at least 30 days before the first payment date. You may terminate automatic withdrawal plan at any time, by written notice.

EXCHANGING SHARES

        Once payment for shares has been received (i.e., an account has been established), you may exchange some or all of your shares for Retail Class A shares of other Portfolios of the Fund.

        Exchanges are made at net asset value next determined after receipt of the exchange order plus any applicable sales charge. No additional sales charge will be imposed in connection with an exchange of shares of a Portfolio for shares of another Portfolio if the exchange occurs more than 6 months after the purchase of the Portfolio shares disposed of in the exchange. If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of one of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange. No refund of a sales charge will be made if shares of a Portfolio are exchanged for shares of another Portfolio that imposes a lower sales charge.

        If you buy shares of a Portfolio and receive a sales charge waiver, you will be deemed to have paid the sales charge for purposes of this exchange privilege. In calculating any sales charge payable on an exchange, we will assume that the first shares exchanged are those on which a sales charge has already been paid. Sales charge waivers may also be available under certain circumstances, as described in this Prospectus. The Fund reserves the right to change the terms and conditions of the exchange privilege, or to terminate the exchange privilege, upon sixty days' notice.

        You should contact the Distributor for instructions on how to exchange shares. Exchanges will be made only after the Distributor receives proper instructions in writing or by telephone for an established account. If the Distributor receives an exchange request in good order by 4:00 p.m. Eastern time on any business day, the exchange will ordinarily be effective on that day. To make an exchange you must have received a current prospectus of the Portfolio into which the exchange is being made before the exchange will be effected.

        Each exchange of the shares of a Portfolio for the shares of another Portfolio is actually a sale of shares of one Portfolio and a purchase of shares in the other, which may produce a gain or loss for tax purposes. In order to protect the Portfolio's performance and its shareholders, the Fund discourages frequent exchange activity in response to short-term market fluctuations. The Fund reserves the right to modify or withdraw the exchange privilege or to suspend the offering of shares in any class without notice to you if, in the Adviser's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange.

VALUING SHARES

        A Portfolio's net asset value per share (NAV) is the value of a single Portfolio share. The Portfolios generally determine their NAV on each day the New York Stock Exchange is open for business. The New York Stock Exchange is closed on all National Holidays and Good Friday. The calculation is made as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern time) after the Portfolios have declared any applicable dividends. Because the International Portfolio may invest in securities that are primarily listed on foreign exchanges, the value of the International Portfolio's shares may change on days when you will not be able to purchase or redeem shares.

        The NAV for each of the Portfolios is determined by dividing the value of the securities owned by the Portfolio plus any cash and other assets less all liabilities by the number of Portfolio shares outstanding.

               Net Asset Value =         TOTAL ASSETS - LIABILITIES
                                   -------------------------------------
                                   Number of Shares Outstanding

        For the purposes of determining the aggregate net assets of the Portfolios, cash and receivables are valued at their face amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Securities traded on a national securities exchange or on the Nasdaq Stock Market are valued at the last reported sale price that day. Securities traded on a national securities exchange or on the Nasdaq Stock Market for which there were no sales on that day, and securities traded on other over-the-counter markets for which market quotations are readily available, are valued at the mean between the bid and the asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Directors. With the approval of the Board of Directors, the Portfolios may utilize a pricing service, bank, or broker-dealer experienced in such matters to perform any of the above-described functions.

FUND DISTRIBUTION

SALES CHARGES

Your purchase of shares of the Portfolios is subject to a sales charge which varies depending on the size of your purchase. The following table shows the regular sales charges on Portfolio shares to a single purchaser.

INTERMEDIATE GOVERNMENT BOND PORTFOLIO
GOVERNMENT SECURITIES PORTFOLIO


                                            Sales Charge as     Sales Charge as
                                             a percent of       a Percentage of
              Amount of Purchase            Offering Price   Net Amount Invested
--------------------------------------------------------------------------------

               less than $50,000                  3%                  3.1%
        $50,000 but less than $100,000           2.5%                 2.6%
        $100,000 but less than $250,000          1.5%                 1.5%
               $250,000 and over                  0%                   0%
--------------------------------------- -------------------- ------------------

GROWTH PORTFOLIO
CAPITAL APPRECIATION PORTFOLIO
INTERNATIONAL PORTFOLIO


                                            Sales Charge as     Sales Charge as
                                             a percent of       a Percentage of
              Amount of Purchase            Offering Price   Net Amount Invested
--------------------------------------------------------------------------------
               less than $50,000                 4.5%                 4.7%
        $50,000 but less than $100,000           3.5%                 3.6%
        $100,000 but less than $250,000          2.5%                 2.6%
               $250,000 and over                  0%                   0%
--------------------------------------- -------------------- ------------------

REDUCTION OF SALES CHARGE: RIGHT OF ACCUMULATION.

        In calculating the sales charge rates applicable to current purchases of shares of the Portfolio you are entitled to combine current purchases with the current market value of previously purchased shares of the Portfolio. The right of accumulation will be available only if you notify the Distributor in writing at the time of purchase of your prior purchase of Portfolio shares.

REINSTATEMENT PRIVILEGE

        If you have redeemed shares of the Portfolio you have a one-time right to reinvest the redemption proceeds in shares of the Portfolio at NAV as of the time of reinvestment. Reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. You must notify the Distributor at the time your trade is placed that the transaction is a reinvestment.

SALES CHARGE WAIVERS.

        No sales charge is imposed on shares of the Portfolios

        o issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party,

        o sold to Union Bank and Trust Company acting in its capacity as trustee for trust, employee benefit and managed agency accounts in which external account fees are charged for services rendered.

RULE 12B-1 FEES

        The Fund has adopted a distribution plan for the Retail Class A shares of the Portfolios in accordance with the provisions of Rule 12b-1 under the Investment Company Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.

        The distribution plan provides for payment to the Distributor of a total fee calculated and payable monthly, at the annual rate of up to 0.50% of the value of the average daily net assets of such class. All of this fee may be payable as a distribution fee.

        Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

        Each Portfolio distributes its income as follows:

        Intermediate Government Bond Portfolio - declared and paid monthly

        Government Securities Portfolio - declared and paid monthly

        Growth Portfolio - declared and paid annually

        Capital Appreciation Portfolio - declared and paid annually

        International Portfolio - declared and paid annually

        If you own Portfolio shares as of the record date of the distribution, you will be entitled to receive the distribution. Each Portfolio makes distributions of capital gains, if any, at least annually.

        You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To receive payment in cash, you must notify your Smith Hayes investment executive or other broker-dealer of your election. The taxable status of income dividends and/or net capital gains distributions is not affected by whether they are reinvested or paid in cash.

TAX CONSEQUENCES

        The Portfolios will each be treated as separate entities for federal income tax purposes. The Fund has operated the Portfolios in a manner that qualifies them as "regulated investment companies" as defined in the Internal Revenue Code. Provided certain distribution requirements are met, the Portfolios will not be subject to federal income tax on their net investment income and net capital gains that they distribute to their shareholders.

        Shareholders subject to federal income taxation will receive taxable dividend income or capital gains, as the case may be, from distributions, whether paid in cash or received in the form of additional shares. Promptly after the end of each calendar year, each shareholder will receive a statement of the federal income tax status of all dividends and distributions paid during the year.

        Shareholders of the Intermediate Government Bond and the Government Securities Portfolios may be able to exclude a portion of the dividends received from taxable income as exempt interest income under various state income tax rules. Shareholders should consult their tax advisers as to the extent and availability of these exclusions.

        The Fund is subject to the backup withholding provisions of the Internal Revenue Code and is required to withhold income tax from dividends and redemptions paid to a shareholder, if such shareholder fails to furnish the Fund with a taxpayer identification number or under certain other circumstances. Accordingly, shareholders are urged to complete and return Form W-9 when requested to do so by the Fund.

        This discussion is only a summary and relates solely to federal tax matters. Dividends may also be subject to state and local taxation. You are urged to consult with your personal tax advisers.

FUND MANAGEMENT

INVESTMENT ADVISER AND SUB-ADVISER

        Union Bank and Trust Company, 6801 S. 27th, P.O. Box 82535, Lincoln, Nebraska 68501 serves as investment adviser to the Fund. Union Bank has been managing the Fund since 1991 and as of June 30, 1999, had approximately $2 billion in assets under management. Union Bank has engaged Murray Johnstone International, Inc., 11 West Nile Street, Glasgow G12PX United Kingdom, a corporation organized under the laws of Scotland, to act as Sub-Adviser to the International Portfolio.

        The Portfolios pay Union Bank monthly fees for investment advisory services. For the fiscal year ended June 30, 1999, Union Bank received advisory fees, expressed as a percentage of daily average net assets, of:

               Intermediate Government Bond Portfolio            .65%
               Government Securities Portfolio                   .50%
               Growth Portfolio                                  .75%
               Capital Appreciation Portfolio                    .56%
               International Portfolio                          1.15%

Murray Johnstone International, Inc. received from Union Bank a sub-advisory fee, expressed as a percentage of daily average net assets, of .65%.

PORTFOLIO MANAGERS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO, GOVERNMENT SECURITIES PORTFOLIO, GROWTH PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO

        William S. Eastwood has been affiliated with Union Bank and Trust Company and the management of the Fund since March of 1995. Prior to joining Union Bank, Mr. Eastwood was statewide manager of trust investments for a regional bank. Mr. Eastwood was responsible for the management of equity and fixed become common funds at that bank from 1979 to 1995. Mr. Eastwood holds the Chartered Financial Analyst (CFA) professional designation.

        Jon C. Gross is currently a Vice President/Portfolio Manager and has been affiliated with Union Bank since 1988. Mr. Gross has been actively involved in the management of the Fund since 1991. Mr. Gross holds the Chartered Financial Analyst (CFA) professional designation.

INTERNATIONAL PORTFOLIO

        James Clunie, BS (Hons), AIIMR, CFA is an investment manager for international and global equity portfolios for clients in several countries, and also manages Murray Johnstone's "SCOTS" active/passive portfolios. Mr. Clunie maintains and develops Murray Johnstone's proprietary "Twenty Questions Analysis," a numerical system for ranking countries in terms of investment attractiveness. Mr. Clunie is a member of the Group Strategy team, which is responsible for producing asset allocation guidelines for all Murray Johnstone portfolios, and is head of the country allocation team for international portfolios. Mr. Clunie is qualified as an Associate of the Institute of Investment Management and Research (U.K. investment qualification) and as a Chartered Financial Analyst (CFA). Mr. Clunie graduated with Honours in Mathematics and Statistics from the University of Edinburgh, Scotland. He joined Murray Johnstone in 1989, and has worked in various analytical and business-development roles with the company, prior to his current position.

        Andrew V. Preston, BA (Hons) graduated from Melbourne University where he studied Economics and Oriental Studies, including Chinese and Japanese languages. This was followed by post-graduate work at Ritsumeikan University in Kyoto, Japan, prior to joining the Australian Department of Foreign Affairs. Mr. Preston joined Murray Johnstone in January 1985 and has managed portfolios in the United Kingdom, United States and Japanese markets. In 1992, Mr. Preston joined Murray Johnstone International as a portfolio manager and a member of the

Country Allocation Team. Mr. Preston was appointed a Director of MJI in January 1993. Mr. Preseton has specialized in Socially Responsible Investments since 1992 and was appointed Head of SRI in Murray Johnstone in 1996.

FINANCIAL HIGHLIGHTS

        The financial highlights tables are intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent certified public accountants, whose report, along with the Portfolio's financial statements, are included in the annual report, which is available upon request.




                              FINANCIAL HIGHLIGHTS

          INTERMEDIATE GOVERNMENT BOND PORTFOLIO - RETAIL CLASS SHARES

          Year ended June 30, 1999 and for the period from January 27, 1998 (commencement of class shares) to June 30, 1998

                                                                           Period
                                                                            Ended
                                                                           June 30,
                                                            1999             1998
NET ASSET VALUE:                                           ------          --------
Beginning of period                                         $10.59          $10.63
                                                            ------          ------
Income from investment operations:
      Net investment income                                   0.47            0.29
      Net realized and unrealized loss on investments        (0.09)          (0.04)
                                                            ------          ------
            Total income from investment operations           0.38            0.25
Less distributions:
Dividends from net investment income                         (0.47)           0.29
Distributions from capital gains                              -                -
      Total distributions                                    (0.97)           0.29
                                                            ------          ------
           End of period                                    $10.50 (a)      $10.59 (a)
                                                            ======          ======

TOTAL RETURN                                                 3.73% (a)       1.69% (a)(b)
                                                            =====           =====

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                 $13,408          $29,240
Ratio of expenses to average net assets                      1.46%           1.63% (c)
Ratio of net income to average net assets                    4.45%           5.18%
Portfolio turnover rate                                       -               -

(a) Excludes maximum sales load of 3%.
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.




                              FINANCIAL HIGHLIGHTS

              GOVERNMENT SECURITIES PORTFOLIO - RETAIL CLASS SHARES

          Year ended June 30, 1999 and for the period from January 13, 1998 (commencement of class shares) to June 30, 1998

                                                                         Period
                                                                          Ended
                                                                        June 30,
                                                          1999            1998
NET ASSET VALUE:                                          ----          ---------
Beginning of period                                       $9.89            $9.97
                                                          -----            -----
Income from investment operations:
      Net investment income                                0.48             0.25
      Net realized and unrealized loss on investments     (0.09)           (0.08)
                                                         ------           ------
            Total income from investment operations        0.39             0.17
Less distributions:
Dividends from net investment income                      (0.49)           (0.25)
Distributions from capital gains                             -                -
      Total distributions                                 (0.49)           (0.25)
           End of period                                  $9.79            $9.89
                                                          =====            =====

TOTAL RETURN                                              3.96%  (a)       1.58% (a)(b)
                                                          =====            =====

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                              $167,494         $139,164
Ratio of expenses to average net assets                   1.10%            1.21% (c)
Ratio of net income to average net assets                 4.83%            5.49% (c)
Portfolio turnover rate                                  18.66%            2.07%

(a) Excludes maximum sales load of 3%.
(b) Total return is not annualized, as it may not be representative of the total return for the year
(c) Annualized for those periods less than twelve months in duration.




                              FINANCIAL HIGHLIGHTS

                     GROWTH PORTFOLIO - RETAIL CLASS SHARES

           Year Ended June 30, 1999 and for the period from January 7,
              1998 (commencement of class shares) to June 30, 1998

                                                            1999            Period
                                                            ----            Ended
                                                                           June 30,
                                                                             1998
NET ASSET VALUE:                                                           ------=
Beginning of period                                        $18.52          $15.86
                                                           ------          ------
Income from investment operations:
      Net investment income                                  0.00            0.04
      Net realized and unrealized loss on investments        2.47            2.66
                                                            -----           -----
            Total income from investment operations          2.47            2.70
Less distributions:
Dividends from net investment income                           -            (0.04)
Distributions from capital gains                            (1.48)             -
      Total distributions                                   (1.48)          (0.04)
           End of period                                   $19.51 (a)      $18.52 (a)
                                                           ======          ======

TOTAL RETURN                                               16.09% (a)      16.89% (a)(b)
                                                           ======          ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                             $1,292,742        $784,176
Ratio of expenses to average net assets                     1.35%           1.50% (c)
Ratio of net income to average net assets                   0.01%           0.13%
Portfolio turnover rate                                   194.23%         137.03%

(a) Excludes maximum sales load of 4.5%.
(b) Total return is not annualized, as it may not be representative of the total return for the year
(c) Annualized for those periods less than twelve months in duration.




                              FINANCIAL HIGHLIGHTS

              CAPITAL APPRECIATION PORTFOLIO - RETAIL CLASS SHARES

           Year Ended June 30, 1999 and for the period from January 7,
              1998 (commencement of class shares) to June 30, 1998

                                                           1999           Period
                                                           ----           Ended
                                                                         June 30,
                                                                           1998
NET ASSET VALUE:                                                          ------
Beginning of period                                       $14.39          $13.21
                                                          ------          ------
Income from investment operations:
      Net investment income                                (0.10)          (0.03)
      Net realized and unrealized loss on investments      (1.21)           1.21
                                                           ------           ----
            Total income from investment operations        (1.31)           1.18
Less distributions:
Dividends from net investment income                           -              -
Distributions from capital gains                           (0.04)             -
      Total distributions                                  (0.04)          -----
           End of period                                  $13.04  (a)     $14.39 (a)
                                                          ======          ======

TOTAL RETURN                                               9.07%  (a)      8.93% (a)(b)
                                                           =====           =====

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                               $243,894        $220,123
Ratio of expenses to average net assets                    1.41%           1.25% (c)
Ratio of net income (loss) to average net assets          (0.79%)         (0.18%)
Portfolio turnover rate                                  109.49%         277.31%

(a) Excludes maximum sales load of 4.5%
(b) Total return is not annualized, as it may not be representative of the total return for the year
(c) Annualized for those periods less than twelve months in duration.



                              FINANCIAL HIGHLIGHTS

                  INTERNATIONAL PORTFOLIO - RETAIL CLASS SHARES

           Year Ended June 30, 1999 and for the period from January 7,
              1998 (commencement of class shares) to June 30, 1998

                                                            1999            Period
                                                            -----            Ended
                                                                           June 30,
                                                                             1998
NET ASSET VALUE:                                                            ------
Beginning of period                                        $11.75           $10.33
                                                           ------           ------
Income from investment operations:
      Net investment income                                  0.02             0.03
      Net realized and unrealized loss on investments        0.09             1.42
                                                             ----             ----
            Total income from investment operations          0.11             1.45
                                                             ----             ----
Less distributions:
Dividends from net investment income                        (0.02)           (0.03)
Distributions from capital gains                            (0.22)              -
                                                           ------          -------
      Total distributions                                   (0.24)           (0.03)
           End of period                                   $11.62 (a)       $11.75 (a)
                                                           ======           ======

TOTAL RETURN                                                1.07% (a)       13.88% (a)(b)
                                                            =====           ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                $172,430         $125,157
Ratio of expenses to average net assets                     1.83%            1.94% (c)
Ratio of net income to average net assets                   0.19%            0.27%
Portfolio turnover rate                                    40.00%           52.92%

(a) Excludes maximum sales load of 4.5%.
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.


                                 BACK COVER PAGE

                                  STRATUS FUND

                              RETAIL CLASS A SHARES



You can obtain more information about each Portfolio without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated November 1, 1999, includes detailed information about the Stratus Fund Portfolios. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

By Telephone:         Call (402) 476-3000


By Mail:              Stratus Fund, Inc.
                      6801 S. 27th
                      PO Box 82535
                      Lincoln, Nebraska 68501-2535

You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Stratus Fund, from the SEC's website
(HTTP://WWW.SEC.GOV). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC- 0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549- 6009. The Stratus Fund's Investment Company Act registration number is 811-6259.

                                   APPENDIX III
                      STRATUS FUND DISCUSSION AND ANALYSIS

           REPRODUCED BELOW IS A DISCUSSION OF THE PERFORMANCE OF THE
          ACQUIRED PORTFOLIOS AND THE ACQUIRING PORTFOLIOS FOR THE YEAR
        ENDED JUNE 30, 1999, THAT WAS PREPARED BY ITS OFFICERS AND UNION
         BANK AND TRUST COMPANY AND INCLUDED IN ITS ANNUAL REPORT DATED
                                 JUNE 30, 1999.

      The economy continues to perform at a very high level with above average growth and low inflation. Gross Domestic Product has recorded above average growth with considerable variability from quarter to quarter. 1999's first quarter GDP rose at a 4.3% pace while second quarter growth slowed to 2.3%. Responsible for the slowing has been the draw down of inventories built during the first quarter. Consumer fundamentals remain very strong and the industrial side of the economy is doing better. International economies are showing signs of bottoming out particularly those that were hurt by the Asian contagion. Domestic economic growth could be around the 3% level in the second half of 1999. Planning and fears regarding Y2K could affect economic growth short term.

      The positive economic climate has helped the stock market to perform favorably through the first half of 1999. Big cap stocks performed better during the first quarter, while leadership broadened during the second quarter with value stocks, and small cap stocks doing significantly better. International stocks saw mixed performance. In contrast to last year, Europe lagged while Asia bounced back from the effects of the Asian contagion.

      During the second quarter, the Dow Jones Industrial Index established a series of new highs as money continued to pour into equity mutual funds. The high for the first half of 1999 came on May 13th when the DJIA closed at 11,107. This index stood at 10,970 on June 30, 1999.

      The two bond funds, managed by Stratus, performed in line with other bond funds with the same investment objective as higher interest rates reduced returns. The Stratus Government Securities Portfolio achieved a total rate of return of 1.4% this past fiscal year, while the Stratus Intermediate Government Bond Portfolio appreciated 4.0%. For comparison purposes, the Merrill Lynch U.
S. Treasury Intermediate Term Index returned 2.4% during the recently completed fiscal year.

      The strategy employed by the Intermediate Government Bond Portfolio is to buy only U.S. Government Obligations or money market instruments that invest exclusively in U. S. Treasury Obligations. As a normal operating practice, the Intermediate Government Bond Portfolio invests in a 1-5 year ladder of maturities.

      The strategy for the Government Securities Portfolio is essentially the same regarding the use of high quality government securities. It differs in that bonds as long as ten years may be used and the average maturity will generally be greater. Corporate bonds of trust quality may also be used.


                              Appendix III - page 1

Emphasis will be on a total return as opposed to income generation and the average maturity will vary with existing and anticipated interest rates. The Stratus Growth fund completed a successful fiscal year which also ended June 30, 1999. With investors favoring large cap stocks most of the year, the Stratus Growth Portfolio provided a total return of 16.3% for the fiscal year. The strategy employed in this fund is to invest primarily in large capitalization stocks with an emphasis on growth companies. The over weighting in technology helped performance considerably as technology stocks were in favor most of the year. Although the Growth fund did not match the performance of the S & P Index, it did better than the majority of funds in its category. In the Wall Street Journal's Mutual Funds Report for the second quarter of 1999, the Stratus Growth fund earned an A ranking for one year performance versus comparable funds. Even more importantly an A ranking for 3 years and 5 years was earned for the Stratus Growth Portfolio.

      The Capital Appreciation Portfolio, which invests primarily in smaller capitalization stocks, returned (8.8%) for the year ended June 30, 1999. From July 1998 to March 1999, smaller stocks continued their relative under performance as the market remained concentrated on the stocks of larger companies for much of the fiscal year. In the second quarter of 1999, the market did begin to broaden its focus to include many secondary issues which would generally prove beneficial for smaller companies and the Portfolio Fund performance relative to the Russell 2000, up 1.4% for the year, was also impacted by the Fund's substantial under weighting in speculative Internet stocks, which fueled much of the Russell's rise in the first half of 1999. The return on the S&P Small Cap Index was (2.3%) for the same time period.


                              Appendix III - page 2

                                GROWTH PORTFOLIO
                         GOVERNMENT SECURITIES PORTFOLIO

                         CAPITAL APPRECIATION PORTFOLIO
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                  PORTFOLIOS OF
                               STRATUS FUND, INC.
                                 P.O. Box 82535
                          Lincoln, Nebraska 68501-2535
                                 (402) 476-3000

                       STATEMENT OF ADDITIONAL INFORMATION

   (2000 Special Meeting of Shareholders of Capital Appreciation Portfolio and
                     Intermediate Government Bond Portfolio)

        This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated April __, 2000 of Stratus Fund, Inc. (the "Company") for use in connection with the Special Meeting of Shareholders of Capital Appreciation Portfolio and Intermediate Government Bond Portfolio (the "Acquired Funds") to be held on May 25, 2000. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing the Company at the address shown above or by calling
(402) 476-3000. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus. A Statement of Additional Information for the Company dated November 1, 1999, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

        The date of this Statement of Additional Information is April __, 2000.

                                TABLE OF CONTENTS

THE COMPANY.................................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS........................................S-2
DIRECTORS AND OFFICERS OF THE COMPANY.......................................S-2
ADVISORY AND MANAGEMENT - RELATED SERVICES AGREEMENTS AND PLANS OF
         DISTRIBUTION.......................................................S-2
PORTFOLIO TRANSACTIONS......................................................S-2
DESCRIPTION OF SHARES.......................................................S-2
PURCHASE, REDEMPTION, AND PRICING OF SHARES.................................S-2
TAXES.......................................................................S-2
PERFORMANCE DATA............................................................S-3
FINANCIAL INFORMATION.......................................................S-3

Appendix I     -      Stratus Fund, Inc. Statement of Additional Information
Appendix II    -      Stratus Fund, Inc. Semiannual Report
Appendix III   -      Annual Report of Stratus Fund, Inc.

THE COMPANY

This Statement of Additional Information relates to Stratus Fund, Inc. (the "Company") and two of its investment portfolios, Growth Portfolio and Government Securities Portfolio (the "Acquiring Funds"). The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Growth Portfolio and Government Securities Portfolio are separate series of shares of capital stock of the Company.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Acquiring Funds adopted by the Company's Board of Directors, see heading "Additional Information About the Portfolios' Investment Objectives, Policies and Risks" in the Company's Statement of Additional Information attached hereto as Appendix I.

DIRECTORS AND OFFICERS OF THE COMPANY

For a disclosure of the names and a brief occupational biography of each of the Company's officers and directors identifying those who are interested persons of the Company as well as stating their aggregate renumeration, see heading "Directors and Executive Officers" in the Company's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT - RELATED SERVICES AGREEMENTS AND PLANS OF
DISTRIBUTION

For a discussion of the Company's advisory and management-related services agreements and plans of distribution, see heading "Investment Advisory and Other Services," in the Company's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Company's brokerage policy, see heading "Portfolio Transactions and Brokerage Allocations" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Company's authorized securities and the characteristics of the Company's shares of capital stock, see heading "Capital Stock" in the Company's Statement of Additional Information attached hereto as Appendix I.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

For a discussion of the Company's valuation and pricing procedures and a description of its purchase and redemption procedures, see headings "Investment Advisory and Other Services - Distributor" and "Redemption of Shares and Exchanges Between Classes" in the Company's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Company's shares, see heading "Tax Status" in the Company's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Company, see heading "Calculations of Performance Data" in the Company's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of GROWTH PORTFOLIO and GOVERNMENT SECURITIES PORTFOLIO and the report thereon by Deloitte & Touche LLP, are set forth in the Company's Annual Report dated June 30, 1999, attached hereto as Appendix III. The unaudited interim financial statements for GROWTH PORTFOLIO and GOVERNMENT SECURITIES PORTFOLIO for the six-month period ended December 31, 1999, are set forth in the Semiannual Report of Stratus Fund, Inc. which is attached hereto as Appendix II.

The audited financial statements of CAPITAL APPRECIATION PORTFOLIO and INTERMEDIATE GOVERNMENT BOND PORTFOLIO and the report thereon by Deloitte & Touche LLP, are set forth in the Annual Report of Stratus Fund, Inc., dated June 30, 1999, which is incorporated herein by reference and attached hereto as Appendix III. The unaudited interim financial statements for CAPITAL APPRECIATION PORTFOLIO and INTERMEDIATE GOVERNMENT BOND PORTFOLIO for the six-month period ended December 31, 1999, are set forth in the Semiannual Report of Stratus Fund, Inc., which is attached hereto as Appendix II.

PART C.        OTHER INFORMATION

Item 15.  INDEMNIFICATION

        Section 302A.521 of the Minnesota Business Corporation Act requires indemnification of officers and directors of the Registrant under circumstances set forth therein. Reference is made to Article 9 of the Amended and Restated Articles of Incorporated (Exhibit 1(e)), Article XIII of the Bylaws of Registrant (Exhibit 2 hereto), to Section 10 of the Underwriting Agreement (Exhibit 7) and to Section 8 of the Transfer Agent and Administrative Services Agreement (Exhibit 13) for additional indemnification provisions.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.       EXHIBITS.
               ---------

1. (a) Articles of Incorporation of New Horizon Fund, Inc., dated October 26, 1990, were filed 1 (a) electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995.

   (b) Articles of Amendment to the Articles of Incorporation of the New Horizon Fund, Inc., changing the name of the corporation to Apex Fund, Inc., dated as of November 7, 1990, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995.

   (c) Articles of Amendment to the Articles of Incorporation of Apex Fund, Inc., changing the name of the corporation to Stratus Fund, Inc., dated as of January 15, 1991, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995

   (d) Articles of Amendment to the Articles of Incorporation of Stratus Fund, Inc., dated April 28, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995

   (e) Amended and Restated Articles of Incorporation of Stratus Fund, Inc., dated December 6, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on October 29, 1998.

2. By-Laws of Stratus Fund, Inc., as amended, dated as of January 15, 1991, were filed 2 (a) electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and are hereby incorporated by reference.

3.             Voting Trust Agreements - None.

4. A copy of the form of Plan of Reclassification of Stratus Fund, Inc. is attached as Appendix 1 to the Prospectus contained in this Registration Statement.

5.             None

6. (a) (1)     Investment Advisory Agreement between Apex Fund and Union
               Bank & Trust Company, dated May 12, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and is hereby incorporated by reference.

       (2) Investment Advisory Agreement between Stratus Fund, Inc., and Union Bank and Trust Company for the Capital Appreciation Portfolio dated October 30, 1992, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and is hereby incorporated by reference.

       (3) Investment Advisory Agreement between Stratus Fund, Inc., and Union Bank & Trust Company for the Union Equity/Income Portfolio and Union Government Securities Portfolio dated April 28, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and is hereby incorporated by reference.

       (4) Investment Advisory Agreement between Stratus Fund, Inc., and Union Bank & Trust Company for the International Portfolio dated as of July 15, 1996, was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on September 27, 1996, and is hereby incorporated by reference.

       (5) Sub-Advisory Agreement between Union Bank and Trust Company and Murray Johnstone International Limited dated as of July 15, 1996, was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on September 27, 1996, and is hereby incorporated by reference.

       (6) Amendment to Investment Advisory Agreement for Growth Portfolio dated December 16, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on October 29, 1998, and is hereby incorporated by reference.

       (7) Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio dated December 16, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on October 29, 1998, and is hereby incorporated by reference.

7.             Underwriting and Distribution Agreement between Apex
               Fund, Inc., and Smith Hayes Financial Services dated May 12, 1991 was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995.

8.             None.

9.             Custodian Agreement between Stratus Fund, Inc., and Union
               Bank and Trust Company, Lincoln, Nebraska, dated May 1, 1994 was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995 and is hereby incorporated by reference.

10.  (a)       Distribution Plan for Retail Class A Series of Shares of
               Stratus Fund, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on October 31, 1997 and is hereby incorporated by reference.

     (b) Multiple Class Plan of Stratus Fund, Inc., adopted pursuant to Rule 18f.3 under the 1940 Act was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on October 31, 1997 and is hereby incorporated by reference.

11. Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12. Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed as an Exhibit to a Post-Effective Amendment.

13.            Transfer and Administrative Services Agreement between
               Stratus Fund, Inc., and Lancaster Administrative Services, Inc. dated July 1, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 18 on August 27, 1999 and is hereby incorporated by reference.

14. Consent of Deloitte & Touche LLP is filed herewith electronically.

15.            Financial Statements - None.

16.            None.

17.            Form of Proxy.


Item 17.       UNDERTAKINGS

        (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

        As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Lincoln, State of Nebraska, on the 23rd day of March, 2000.

                               STRATUS FUND, INC.
                               Registrant


                               By:  /s/ Michael S. Dunlap
                                    ----------------------------
                                    Michael S. Dunlap
                                    President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.



                SIGNATURE                    TITLE                  DATE

By:  /s/ Michael S. Dunlap          President and Secretary      March 23, 2000
      --------------------------
         Michael S. Dunlap

By:  /s/ Thomas C. Smith            Chief Financial Officer and  March 22, 2000
      --------------------------    Treasurer
         Thomas C. Smith

By:                                 Director                     March __, 2000
      -------------------------
         Stan Schrier

By:                                 Director                     March __, 2000
      --------------------------
         Dr. Paul Hoff


By:   /s/ Edson L. Bridges III      Director                     March 23, 2000
      --------------------------
          Edson L. Bridges III

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------

11. Opinion of Counsel and Consent of Ballard Spahr Andrews & Ingersoll, LLP as to securities registered

14.            Consent of Deloitte & Touche LLP

17.            Form of Proxy